As filed with the Securities and Exchange Commission on October 10, 2003

Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.            ☐                 Post-Effective Amendment No.                ☐

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )                                 (Zip Code)

Registrant’s Telephone Number, including Area Code:         (949) 219-6767

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration statement becomes effective.

It is proposed that this filing will become effective on November 8, 2003, pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PACIFIC SELECT FUND

700 Newport Center Drive

Post Office Box 7500

Newport Beach, California 92660

November     , 2003

Dear Variable Contract Owner:

We are pleased to enclose a Notice for a Special Meeting of Shareholders of the Global Growth Portfolio of Pacific Select Fund (the “Fund”). The meeting is scheduled to be held at the office of Pacific Life Insurance Company (“Pacific Life”), located at 700 Newport Center Drive, Newport Beach, California 92660, at 9:00 a.m., Pacific time, on December 12, 2003.

The purpose of the meeting is to seek your approval of a reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio, which is another portfolio of the Fund. If approved by shareholders, you would have an interest in the International Large-Cap Portfolio on the date that the reorganization occurs (the “Reorganization”). The International Large-Cap Portfolio has investment objectives and strategies that are similar to those of the Global Growth Portfolio. The Reorganization is expected to result in a larger, more viable portfolio. Effective January 1, 2004, the International Large-Cap Portfolio will be managed by MFS Investment Management, the same portfolio manager (sub-adviser) that currently manages the Global Growth Portfolio.

The accompanying Proxy Statement/Prospectus describes the proposed Reorganization and compares the policies and expenses of the Portfolios for your evaluation.

The Board of Trustees of the Fund unanimously approved this proposal and recommends shareholders vote FOR the Reorganization.

Please take the time to read the Proxy Statement/Prospectus and cast your vote. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Thomas C. Sutton

Chairman of the Board

PACIFIC SELECT FUND

700 Newport Center Drive

Post Office Box 7500 9768

Newport Beach, California 92660

Notice of Special Meeting of Shareholders of

Global Growth Portfolio

November     , 2003

To the Variable Contract Owners of the Global Growth Portfolio:

A Special Meeting of Shareholders of the Global Growth Portfolio of the Pacific Select Fund (the “Fund”) is scheduled for December 12, 2003, at 9:00 a.m., Pacific time, at 700 Newport Center Drive, Newport Beach, California 92660 for the following purposes:

1.	To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Global Growth Portfolio by the International Large-Cap Portfolio; and

2.	To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournments thereof.

The Board of Trustees of the Fund (the “Board”) has fixed the close of business on September 24, 2003, as the record date for determining shareholders entitled to notice of, and to vote at, the meeting, and any adjournments thereof. Owners of variable life insurance policies and variable annuity contracts having a beneficial interest in the Global Growth Portfolio on the record date are entitled to vote as though they were shareholders. Your attention is called to the accompanying Proxy Statement/Prospectus.

You are cordially invited to attend the meeting. Shareholders who do not expect to attend the meeting are requested to complete, sign, and return the enclosed voting instruction form or vote by telephone by calling toll-free 1-866-241-6192. The enclosed voting instruction form is being solicited by the Board.

Please respond—your vote is important. Whether or not you plan to attend the meeting, please vote either by telephone or by mailing your voting instruction. If you vote by mail, only voting instructions received by 11:00 Eastern time on December 12, 2003, at the address shown on the enclosed postage paid envelope, will be counted.

By Order of the Board

Audrey L. Milfs Secretary

PROXY STATEMENT/PROSPECTUS

SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR

December 12, 2003

Global Growth Portfolio

a portfolio of Pacific Select Fund (the “Fund”)

Relating to the Reorganization into

International Large-Cap Portfolio

a portfolio of the Fund

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about a proposed transaction. This transaction involves the transfer of all the assets and liabilities of the Global Growth Portfolio to the International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio (the “Reorganization”). The Global Growth Portfolio would then distribute to its shareholders their pro rata portion of the shares of International Large-Cap Portfolio it receives in the Reorganization. The result would be a liquidation of the Global Growth Portfolio. Each shareholder would receive shares of the International Large-Cap Portfolio having an aggregate value equal to the aggregate value of the shares the shareholder held of the Global Growth Portfolio, as of the close of business on the closing date of the Reorganization. You are being asked to vote on the Plan of Reorganization through which these transactions would be accomplished.

Because you, as an owner of a variable annuity or life insurance policy (Contract Owner or Variable Contract Owner) with an interest in the Global Growth Portfolio, are being asked to approve a transaction that will result in your having an interest in the International Large-Cap Portfolio, this Proxy Statement also serves as a Prospectus for the International Large-Cap Portfolio. This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the International Large-Cap Portfolio that you should know before investing, including a discussion of the investment objectives, strategies, restrictions and risks of each of the Portfolios. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Fund’s Prospectus and SAI for the Portfolios, each dated May 1, 2003, as supplemented, which are incorporated herein by reference. For more detailed information concerning this Prospectus/Proxy, see the Statement of Additional Information (SAI) relating to this Prospectus/Proxy Statement. The Fund also provides periodic reports to its shareholders that highlight certain important information about the Fund, including investment results and financial information. The two SAIs, and the annual report for the Fund dated December 31, 2002, and the semi-annual report dated June 30, 2003, which are incorporated herein by reference, may each be obtained without charge by calling 1-800-722-2333 for variable annuity contract owners and 1-800-800-7681 for variable life insurance policy owners.

You may also obtain proxy materials, reports and other information filed by the Fund from the Securities and Exchange Commission’s (SEC) Public Reference Room 1-800-SEC-0330 or from the SEC’s internet website at www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Fund’s Prospectus and the Plan of Reorganization that is attached hereto as Appendix A.

The Proposed Reorganization.    On September 8, 2003, the Board of Trustees of the Fund (the “Board”) approved a Plan of Reorganization. Subject to shareholder approval, the Plan of Reorganization provides for: the transfer of all of the assets of the Global Growth Portfolio to the International Large-Cap Portfolio, in exchange for shares of the International Large-Cap Portfolio; the assumption by the International Large-Cap Portfolio of all of the liabilities of the Global Growth Portfolio; and the distribution of the International Large-Cap Portfolio shares to the shareholders of the Global Growth Portfolio in complete liquidation of the Global Growth Portfolio (together, the “Reorganization”).

The Reorganization is expected to be effective at the close of business on December 31, 2003, or on a later date as the parties may agree (the “Closing”). As a result of the Reorganization, each shareholder of the Global Growth Portfolio would become a shareholder of the International Large-Cap Portfolio. Each shareholder would hold, immediately after the Closing, shares of the International Large-Cap Portfolio having an aggregate value equal to the aggregate value of the shares of the Global Growth Portfolio held by that shareholder as of the close of business on the Closing Date.

The Reorganization is intended to eliminate the Global Growth Portfolio, which has not enjoyed the growth in assets that other portfolios of the Fund have realized. The Reorganization is expected to lower expenses for shareholders of the Global Growth Portfolio to some degree, since they would invest in a Portfolio that has a ratio of average annual expenses to average net asset value per share (“expense ratio”) that is lower by approximately 0.47%.

Approval of the Plan of Reorganization requires the affirmative vote of a majority of the outstanding shares of the Global Growth Portfolio.

After careful consideration, the Board unanimously approved the proposed Reorganization. The Board recommends that you vote FOR the proposed reorganization.

Information comparing the two portfolios follows. A few important points to note are:

•	The Global Growth Portfolio and the International Large-Cap Portfolio (each generally a “Portfolio”, and collectively, the “Portfolios”) have investment objectives and strategies that are similar;

•	The International Large-Cap Portfolio is a larger, more viable Portfolio than the Global Growth Portfolio (approximately $659.4 million in net assets versus $32.1 million in net assets as of June 30, 2003);

•	The Global Growth Portfolio invests globally, including investments in U.S. growth companies; whereas the International Large-Cap Portfolio invests primarily in large, non-U.S. companies; and

•	The proposed Reorganization is expected to result in a reduction in total operating expenses for shareholders of the Global Growth Portfolio so that the annual expense ratio will be approximately 0.47% lower.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

OF THE PORTFOLIOS

The chart below provides a comparison of the investment goals, primary investment strategies and management of the Global Growth and International Large-Cap Portfolios. Effective January 1, 2004, the portfolio manager (sub-adviser) of the International Large-Cap Portfolio will change and there will be some changes in the Portfolio’s primary investment strategies. The chart below also provides a comparison of the current investment strategies of the International Large-Cap Portfolio as well as the new investment strategies that will be in place as of January 1, 2004.

	Global Growth	International Large-Cap	International Large-Cap

Investment Goal	• To seek long-term growth of capital.	• To seek long-term growth of capital.	• To seek long-term growth of capital.

Primary Investment Strategies

•   Normally invests at least 65% of its assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts, of companies in three distinct market sectors:

•   U.S. emerging growth companies that the portfolio manager believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

•   Foreign growth companies that the manager believes have favorable growth prospects and attractive valuations based on current and expected earnings and cash flow. The manager generally seeks to purchase foreign growth securities of companies with relatively large capitalizations relative to the market in which they are traded.

•   Emerging market securities are securities of issuers whose principal activities are located in emerging market countries.

•   Normally invests in at least 3 different countries, 1 of which may be the U.S.

• Classified as non-diversified.

Current Investment Strategies:

•   Normally invests at least 80% of its assets in securities of companies with large market capitalizations located outside the U.S. Large-cap companies have a market capitalization of $1 billion or more.

•   Invests in common stock and related securities, but it may also invest in securities convertible into common stock, warrants, rights and non-convertible preferred stock.

•   The portfolio is managed by a team of managers. The management team normally emphasizes investments in securities of companies located in Europe, Canada, Australia, Asia and the Far East, but may also invest in other countries and regions, including developing countries. Regional and country allocation decisions are based on a variety of factors, including economic, social, and political developments, currency risks and the liquidity of various national markets.

•   The team may use currency hedging and other investment management techniques, such as forward foreign currency contracts. The portfolio may also cross-hedge between two non-U.S. currencies.

• Classified as diversified.

Investment Strategies Effective January 1, 2004:

•   Normally invests at least 80% of its assets in securities of companies with large market capitalizations located outside the U.S. Large-Cap companies have a market capitalization of $1 billion or more.

•   Invests in common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts, of foreign issuers, including emerging markets. The securities may be traded on an exchange or in over the counter (OTC) markets. May also purchase securities on a when-issued basis.

•   The portfolio manager uses a bottom-up, as opposed to a top-down, investment style in managing this portfolio. This means that securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the manager, with input from its large team of equity research analysts. Since investments are determined based on individual analysis, without regard to country, the portfolio may invest a substantial amount of its assets in companies located in a single country or a limited number of countries. However, under normal market conditions, the portfolio expects to invest in at least three different countries.

•   A company’s principal activities are determined to be located in a particular country if the company (i) is organized under the law of,

• Classified as diversified.

    and maintains a principal office in, a country, (ii) has its principal securities trading market in a country, (iii) derives 50% of its total revenues from goods sold or services performed in the country, or (iv) has 50% or more of its assets in the country.

•   The manager focuses on foreign companies it believes have above average growth potential. The manager looks particularly at companies which demonstrate:

•   a strong franchise, strong cash flows and a recurring revenue stream

•   a solid industry position, where there is potential for high profit margins and substantial barriers to new entry in the industry

•   a strong management team with a clearly defined strategy

•   a catalyst that may include accelerated growth.

•   The manager may use derivatives (such as options and futures contracts) for hedging purposes, as a substitute for securities, or to otherwise help achieve the portfolio’s investment goal. The manager may use foreign currency contracts such as forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

Investment Adviser	Pacific Life Insurance Company	Pacific Life Insurance Company	Pacific Life Insurance Company

Portfolio Manager (Sub-Adviser)	MFS Investment Management	Capital Guardian Trust Company	MFS Investment Management

Persons Responsible for management	Managed by a team of portfolio managers	Managed by a team of portfolio managers	Managed by a team of portfolio managers

Comparison of Portfolio Characteristics

The following table is intended to help you understand the differences between the two Portfolios. It compares certain characteristics of the Portfolios as of June 30, 2003:

	Global Growth	International Large-Cap

Net Assets	$32,140,100	$659,354,451
Number of Holdings	286	190
Average Market Capitalization	N/A	N/A
Portfolio Turnover Rate (year ended 12/31/02)	149.9%	29.0%
% of net assets in:
• Foreign Common Stocks	62.64%	91.52%
• U.S. Common Stocks	31.67%	0.00%
• Preferred Stock	1.10%	0.24%
• Convertible Corporate Bond	0.00%	0.39%
• Short-Term Investments	4.07%	10.85%
• Securities Lending Collateral	3.56%	17.74%
• Other Asset & Liabilities	(3.04)%	(20.74)%

Top 5 Industries	Commercial Banks – 9.0%	U.S. Treasury Issues – 10.5%
(as a % of total investments)	Pharmaceutical Preparations – 8.6%	Pharmaceutical Preparations – 9.9%
	U.S. Government Agency Issues – 4.9%	Commercial Banks – 8.6%
	Telephone Communications – 3.6%	Telephone Communications – 5.9%
	Prepackaged Software – 3.4%	Financial Services – 4.1%

Top 10 Holdings	Novartis AG – 2.17%	AstraZeneca PLC – 3.38%
(as a % of net assets)	AstraZeneca PLC – 1.80%	Vodafone Group PLC – 3.36%
	Royal Bank of Scotland Group PLC – 1.68%	Sanofi-Synthelabo SA – 3.00%
	Microsoft Corp – 1.40%	Royal Dutch Petroleum Co – 2.64%
	Total SA – 1.35%	Novartis AG – 1.87%
	BP PLC ADR – 1.18%	BNP Paribas – 1.65%
	Samsung Electronics Co Ltd – 1.14%	Royal Bank of Scotland Group PLC – 1.58%
	Vodafone Group PLC – 1.13%	ABN Amro Holding NV – 1.57%
	Tokyo Gas Co Ltd – 0.98%	Heineken NV – 1.35%
	Brother Industries Ltd – 0.97%	Nissan Motor Co Ltd – 1.28%

Top 25 Holdings	United States – 31.67%	United Kingdom – 18.24%
Country weighting	United Kingdom – 13.25%	Japan – 16.38%
% of net assets in:	Japan – 7.86%	France – 11.22%
	Switzerland – 5.30%	Netherlands – 10.40%
	France – 4.55%	Switzerland – 8.34%
	South Korea – 3.69%	Germany –5.54%
	Germany – 2.81%	Canada – 3.37%
	Mexico – 2.35%	Spain – 3.24%
	South Africa – 2.34%	Australia – 2.13%
	Canada – 2.22%	Hong Kong – 2.12%
	Netherlands – 1.84%	Italy – 1.43%
	Singapore – 1.59%	Finland –1.43%
	Brazil – 1.40%	Sweden – 1.27%
	China – 1.39%	Singapore – 1.26%
	Spain – 1.31%	South Korea – 1.19%
	Russia – 1.30%	Norway – 1.08%
	Australia – 1.10%	Mexico – 0.98%
	Bermuda – 1.04%	Ireland – 0.56%
	Hong Kong – 1.04%	Taiwan – 0.51%
	Ireland – 1.02%	Brazil – 0.42%
	Taiwan – 0.99%	Denmark – 0.28%
	Denmark – 0.77%	New Zealand – 0.24%
	Sweden – 0.64%	Luxembourg – 0.19%
	Thailand – 0.63%	Russia – 0.19%
	Belgium – 0.62%	Portugal – 0.14%

Following the Reorganization and in the ordinary course of managing a portfolio, certain of the holdings of the Global Growth Portfolio to be transferred to the International Large-Cap Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transactional costs for the International Large-Cap Portfolio.

Relative Performance

Information on the performance of the Global Growth Portfolio and International Large-Cap Portfolio is presented to help you understand the differences between the Portfolios. The following table shows, for certain periods through September 30, 2003, the annual total return for (a) the International Large-Cap Portfolio, (b) the Global Growth Portfolio, (c) the MSCI EAFE Index and (d) the MSCI All Country World Index Free. The indices have inherent performance advantages over the Portfolios since each index has no cash in its portfolio and incurs no transaction or operating expenses. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Returns do not reflect the fees and expenses of any variable annuity contract, life insurance policy, and would be lower if they did.

Because the portfolio manager (sub-adviser) and certain investment strategies of the International Large-Cap Portfolio are scheduled to change on January 1, 2004, you may want to know how the new sub-adviser, MFS Investment Management, has performed on comparable portfolios. The chart below also shows the historical performance of the MFS International Equity Fund. These returns are for a comparable portfolio and not the International Large-Cap Portfolio of Pacific Select Fund. The MFS International Equity Fund has investment objectives, policies and strategies that are substantially the same as those that will be in place for the International Large-Cap Portfolio as of January 1, 2004, and is managed by the same portfolio manager (sub-adviser) that will manage the International Large-Cap Portfolio as of January 1, 2004. The performance shows the historical track record of the portfolio manager (sub-adviser) and is not intended to imply how the International Large-Cap Portfolio will perform once MFS assumes management of the International Large-Cap Portfolio. The returns presented for the MFS International Equity Fund do not include sales loads or contingent deferred charges assessed on shares of that fund.

Calendar Year/Period Ended	Global Growth[1]	International Large-Cap[1,2]	Comparable Portfolio MFS International Equity Fund[3]	MSCI EAFE Index[4]	MSCI All Country World Index Free[5]
1/1/03-9/30/03	16.78%	15.12%		18.37%	17.10%
2002	(19.48%)	(17.63%)		(15.94%)	(19.32%)
2001	(14.97%)	(18.29%)		(21.21%)	(16.82%)
2000	N/A	(21.51%)		(13.96%)	N/A

[1]	The International Large-Cap Portfolio commenced operations on January 3, 2000. The Global Growth Portfolio commenced operations on January 2, 2001.
[2]	Effective January 1, 2004, Capital Guardian will no longer manage the International Large-Cap Portfolio and MFS will assume the day-to-day management of the Portfolio.
[3]	These returns are for a comparable mutual fund portfolio and not the International Large-Cap Portfolio of Pacific Select Fund.
[4]	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), an index of stocks from 21 countries in Europe, Australia, New Zealand and Asia. Results include reinvested dividends after deducting withholding taxes.
[5]	The MSCI All Country World Index Free, an index of stocks from 23 developed markets and 26 emerging markets. Results include reinvested dividends after deducting withholding taxes.

Comparison of Risks Involved in Investing in the Portfolios

Because the Portfolios share similar investment objectives and strategies, the risks of an investment in the Portfolios are similar. The principal risk of investment in either Portfolio is fluctuation in the net asset value of the Portfolio’s shares. Market conditions, financial conditions of issuers represented in the portfolio, and other factors affect such fluctuations.

Certain risks associated with an investment in the International Large-Cap Portfolio are summarized below in “Comparison of Securities and Investment Techniques.”

Comparison of Securities and Investment Techniques

The following is a summary of the types of securities in which the Portfolios may invest and strategies the Portfolios may employ in pursuit of their investment objectives. As with any security, an investment in a Portfolio’s shares involves certain risks, including loss of principal. The Portfolios are subject to varying degrees of financial, market, and credit risk.

Equity Securities/Price Volatility.    Both Portfolios principally invest in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The International Large-Cap Portfolio invests in medium to large size companies, which tend to have more stable prices than smaller companies. The Global Growth Portfolio invests in companies that the portfolio management team thinks have the potential for above average growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests principally in equities that are “undervalued.” The Global Growth Portfolio may invest in small emerging growth companies which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Foreign Securities.    Both Portfolios may make foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way foreign markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure banks or securities depositories, foreign taxation issues and foreign controls on investment.

The Portfolios, and particularly the Global Growth Portfolio, may also invest in emerging market countries. Investment in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting command accounting standards and controls. Such investment may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, particularly Russia.

Geographic Concentration.     Since the Portfolios may concentrate investments in a limited number of countries, there is an increased risk that economic, political, and social conditions in those countries will have a significant impact on performance, especially emerging market countries.

Currency Transactions.    The International Large-Cap Portfolio may enter into foreign currency transactions, forward foreign currency contracts and other investment techniques to help it achieve its investment goals. There’s always a risk that these techniques could reduce returns or increase the portfolio’s volatility.

Non-Diversification.    The Global Growth Portfolio is considered “non-diversified” because it may invest in the securities of a smaller number of issuers than a diversified portfolio. This increases the risk that its value could go down because of poor performance of a single investment or small number of investments. However, this does not prevent the manager from managing as though it were a diversified portfolio. The International Large-Cap Portfolio is classified as a diversified portfolio.

Loans of Portfolio Securities

For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. If the borrower fails to deliver the loaned securities on a timely basis (as defined in the loan agreement), the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. It should be noted that in connection with the lending of its portfolio securities, the Portfolio is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has authorized State Street Bank & Trust Company (the “Lending Agent”) to engage in securities lending. In determining whether to lend securities, the Lending Agent considers all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the portfolio manager wishes to vote on matters put before shareholders.

COMPARISON OF FEES AND EXPENSES

The following describes and compares the fees and expenses that shareholders pay in connection with an investment in the Portfolios.

Advisory and Management Fees

The management fee paid by the International Large-Cap Portfolio is 0.05% less than the management fee paid by the Global Growth Portfolio. The Global Growth Portfolio pays a management fee to Pacific Life of an annual rate of 1.10% of the Portfolio’s average daily net assets. The International Large-Cap Portfolio pays a management fee to Pacific Life of an annual rate of 1.05% of the Portfolio’s average daily net assets.

Pacific Life pays a monthly fee to Capital Guardian based on an annual percentage of the average daily net assets of the International Large-Cap Portfolio of 0.65% on first $150 million, 0.55% on next $150 million, 0.45% on next $200 million, 0.40% on next $500 million, 0.375% on next $1 billion, and 0.35% on excess. Pacific Life pays a monthly fee to MFS based on an annual percentage of the average daily net assets of the Global Growth Portfolio of 0.55% on first $200 million, 0.50% on next $300 million, 0.45% on next $500 million, and 0.40% on assets over $1 billion. The sub-advisory fee is paid by Pacific Life and not by the Portfolios.

Effective January 1, 2004, Pacific Life will pay a monthly fee to MFS based on an annual percentage of the average daily net assets of the International Large-Cap Portfolio of 0.45% on the first $500 million, 0.40% on the next $500 million, 0.375 for the next $1 billion and 0.35% for assets over $2 billion.

Expense Limitation Arrangement

Pacific Life has agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Trust’s independent trustees) that exceed 0.10% of each Portfolio’s average daily net assets subject to recoupment in future years. Pacific Life does this voluntarily and does not guarantee that it will continue to do so after April 30, 2004. If the Reorganization is approved by shareholders, the International Large-Cap Portfolio will assume any recoupment obligation of the Global Growth Portfolio to Pacific Life, subject to the expense limitation of the International Large-Cap Portfolio.

Expense Table

The current expenses of each Portfolio and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Portfolios are based upon the operating expenses incurred for the year ended December 31, 2002. Pro forma fees show estimated fees of the International Large-Cap Portfolio after giving effect to the proposed Reorganization. The table does not reflect expenses or charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy (collectively, Variable Contracts). Pro forma numbers are estimated in good faith and are hypothetical.

Annual Portfolio Operating Expenses

that are deducted from Portfolio assets

shown as a ratio of expenses to average daily net assets1

	Advisory Fees	Other Expenses	12b-1 Amounts[2]	Total Annual Portfolio Operating Expenses	Fee Waiver by Adviser[3]	Net Operating Expenses
International Large-Cap Portfolio	1.05%	0.10%	—	1.15%	—	1.15%
Global Growth Portfolio	1.10%	0.63%	0.01%	1.74%	(0.10%)	1.64%
International Large-Cap After the Reorganization (Estimated Pro Forma)	1.05%	0.13%[4]	—	1.18%	(0.01%)	1.17%

[1]	Expenses are shown for each Portfolio, and on a pro forma basis, based upon expenses incurred by each Portfolio for the year ended December 31, 2002. These expenses do not reflect charges imposed under the Variable Contracts whose proceeds are invested in the Fund.
[2]	The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. While a portfolio pays the cost of brokerage when it buys or sells a portfolio security and there are no fees or charges to the Fund under the plan. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above. See “Additional Information About the Portfolios—Brokerage Enhancement Plan.”
[3]	To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2004. In 2002, Pacific Life reimbursed $28,199 to the Global Growth Portfolio.
[4]	Other expenses do not include non-recurring Reorganization expenses. See notes to Pro Forma financial statements for details.

Examples

The examples are intended to help you compare the cost of investing in the Portfolios and in the combined Portfolios on a pro forma basis—assuming the Portfolios have been combined. The examples do not reflect expenses and charges that are, or may be, imposed under your Variable Contract. The examples assume that a shareholder invests $10,000 in each Portfolio and in the surviving Portfolio after the Reorganization for the time periods indicated. The examples also assume that the investment earns a 5% return each year and that each Portfolio’s operating expenses remain the same and both interest and expenses are credited and charged at the end of each month. In calculating the expenses below, we used total net expenses through April 30, 2004 (reflecting the contractual expense cap during the period) and the total expenses thereafter. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, a shareholder would incur the following expenses for each period shown. Because this is an estimate, actual expenses may be higher or lower.

International Large-Cap Portfolio				Global Growth Portfolio				Pro Forma: The Portfolios Combined*
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
117	365	633	1,398	167	535	931	2,041	119	373	648	1,431

*	Estimated.

INFORMATION ABOUT INTERNATIONAL LARGE-CAP PORTFOLIO

The International Large-Cap Portfolio is managed by a team of investment professionals at Capital Guardian which includes the following individuals:

David I. Fisher, chairman of the board of Capital Guardian, has 36 years of experience as an investment professional, including 32 years with the Capital organization.

Hartmut Giesecke, senior vice president and director of Capital International Research, Inc. and Capital International, Inc., has 30 years experience as an investment professional, including 30 years with the Capital organization.

Arthur J. Gromadzki, vice president of Capital International Research, Inc. and vice president of Capital International Limited, has 15 years experience with the Capital organization.

Richard N. Havas, senior vice president and portfolio manager of Capital Guardian, has 20 years experience as an investment professional, including 16 years with the Capital organization.

Nancy J. Kyle, senior vice president, director and member of the executive committee of Capital Guardian, has 28 years experience as an investment professional, including 11 years with the Capital organization.

Christopher A. Reed, CFA, director and vice president of Capital Guardian, has 8 years experience as an investment professional with the Capital organization.

Lionel M. Sauvage, senior vice president and director of Capital Guardian, has 15 years experience as an investment professional with the Capital organization.

Nilly Sikorsky, a director of The Capital Group Companies, Inc., has 39 years experience as an investment professional with the Capital organization.

Rudolf M. Staehelin, senior vice president and director of Capital International Research, Inc., has 24 years experience as an investment professional, including 20 years with the Capital organization.

On January 1, 2004, MFS will assume the day-to-day management of the International Large-Cap Portfolio, and the Portfolio will be managed by a team of MFS portfolio managers. The team members include:

David R. Manheim is a senior vice president at MFS. Mr. Manheim has been employed in the investment management area of MFS since 1988.

Marcus L. Smith is a senior vice president at MFS. Mr. Smith has been employed in the investment management area of MFS since 1994.

Performance of the International Large-Cap Portfolio

The bar chart shows how the portfolio’s performance has varied since its inception. The table below the bar chart compares portfolio performance to its benchmark index, the MSCI EAFE Index, an unmanaged index. The index has inherent performance advantages over the International Large-Cap Portfolio since it has no cash and incurs no expenses. An investor cannot invest directly in an index. Total returns include reinvestment of dividends and capital gain distributions, if any. Returns do not reflect fees and expenses of any variable contract and would be lower if they did. Past performance is important, but it’s no guarantee of future performance. Total returns include reinvestment of dividends and capital gain distributions, if any. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, the Portfolio’s performance would have been reduced.

Year-by-year total return (%) of the International Large-Cap Portfolio1

As of December 31 of each year

Best and worst quarterly performance during this period:

4th quarter 2001: 12.82%; 3rd quarter 2002: (21.48)%

The Portfolio’s year-to-date total return as of September 30, 2003 is 15.12%.

[1]	Effective January 1, 2004, Capital Guardian will no longer manage the International Large-Cap Portfolio and MFS will assume the day-to-day management of the Portfolio. For information on the performance of MFS on comparable portfolios, see the chart under “Relative Performance.”

Performance Comparison

The following table shows the average annual total returns of the International Large-Cap Portfolio’s actual performance averaged over one year and since inception periods, expressed on an annual basis, compared to the MSCI EAFE Index, an unmanaged broad-based index. The index has inherent performance advantages over the International Large-Cap Portfolio since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

Average annual total return

as of December 31, 2002

	1 year	3 years/ Since inception

International Large-Cap Portfolio*	(17.63)%	(19.18)%
MSCI EAFE Index[1]	(15.94)%	(17.24)%

[1]	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), an index of stocks from 21 countries in Europe, Australia, New Zealand and Asia. Results include reinvested dividends after deducting withholding taxes.

*	Effective January 1, 2004, Capital Guardian will no longer manage the International Large-Cap Portfolio and MFS will assume the day-to-day management of the Portfolio.

Additional information about the International Large-Cap Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

The Portfolio Manager’s Discussion of the International Large-Cap Portfolio

The following is Capital Guardian’s discussion regarding the performance of the International Large-Cap Portfolio during 2002.

Q.  How did the portfolio perform over the year ended December 31, 2002?

A.  With a positive fourth quarter return of 8.90%** for the International Large-Cap Portfolio versus 6.45%* for its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the portfolio returned –17.63%**, compared to a –15.94%* return for its benchmark, for the year ended December 31, 2002.

Performance Comparison
International Large-Cap Portfolio
– – – – – –	MSCI EAFE Index

Total Returns for the Year Ended December 31, 2002

– The portfolio’s inception date was 1/3/00	1 Year
International Large-Cap Portfolio**	-17.63%
MSCI EAFE Index*	-15.94%

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.

*	All indices are unmanaged. Sources for indices: Lipper Analytical Services.

**	The total return for each Portfolio of the Fund includes reinvestment of all dividends and capital gain distributions, if any. The total returns do not include deductions at the separate account or contract level for cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Past performance is not predictive of future performance.

Q.  Briefly discuss both the principal positive and negative factors that affected the portfolio’s performance during the year.

A.  After a difficult period earlier in the year, the portfolio’s insurance and reinsurance holdings recovered from their lows, which had a positive impact to portfolio performance. A variety of Japanese holdings were trimmed in areas such as technology, consumer finance, real estate, and autos, and at the end of the period the portfolio was underweight in Japan compared to the benchmark. The portfolio’s overweighting and stock selection in the consumer discretionary and telecommunications sectors helped the returns in 2002. In addition, stock selection in the consumer staples sector also had a positive impact to performance. Additionally, portfolio positions were increased in certain existing industrial company holdings where we at Capital Guardian saw value in their underlying businesses. We also took profits and sold portfolio positions in several basic-industry companies.

South Korea emerged as the top country contributor for the year, primarily due to stock selection, most notably investment in Samsung Electronics Co. GDR (Samsung) (2.04% of the portfolio’s total market value as of 12/31/02). However, exposure to the United Kingdom, Japan and Finland (represented by Nokia OYJ (Nokia), 1.48%) hurt performance for the year. We have been reducing portfolio exposure to Japan, trimming stocks that we believe have done well.

Q.  Discuss some of the securities/sectors that performed well and those securities/sectors that reported disappointing results during the year.

A.  For the year ending 12/31/02, the portfolio benefited from an overweighting compared to the benchmark and stock selection in telecommunications stocks such as Royal KPN NV (0.93%) and TELUS Corp. (0.30%). However, communications equipment maker Nokia, one of the portfolio’s largest holdings during the year, detracted from performance. We have been trimming Nokia holdings and re-evaluating our approach to telecommunications equipment and service providers as a whole. The portfolio’s overweight positions compared to the benchmark in technology stocks (particularly semiconductor production equipment companies) helped returns, with significant holdings such as Samsung contributing positively to performance. A number of consumer discretionary holdings, including Nissan Motor Co. Ltd. (1.05%) and Compagnie Financiere Richemont AG ‘A’ (1.08%) also contributed to returns.

On the other hand, the portfolio’s two largest holdings, Vodafone Group PLC (4.27%), and AstraZeneca PLC (3.22%), both United Kingdom stocks, negatively impacted performance for the year.

Q.  What is your outlook for 2003?

A.  We at Capital Guardian believe that the possibility of war in Iraq is having a negative impact on equities and oil prices. Markets loathe uncertainty, and geopolitical concerns will likely put a damper on stock prices for the time being. Still, we continue to believe the world economy is recovering, albeit weakly. The market rebound through November showed that investors are ready to discount any improvement in the economy and corporate earnings, although December’s slump indicated stocks may have temporarily gotten ahead of themselves.

We continue to look for attractively valued companies for the portfolio with good or improving financials that we believe are able to generate strong free cash flow. Currently, many of these companies are in Europe. However, we also feel strongly about a variety of companies in Japan and elsewhere in Asia.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Plan.    The Reorganization Plan involves the transfer of all of the assets and liabilities of the Global Growth Portfolio to the International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio. The Global Growth Portfolio would then distribute to its shareholders their portion of the shares of the International Large-Cap Portfolio it receives in the Reorganization. The result would be a liquidation of the Global Growth Portfolio.

After the Reorganization, each shareholder of the Global Growth Portfolio will own shares in the International Large-Cap Portfolio having an aggregate value equal to the aggregate value of shares in the Global Growth Portfolio held by that shareholder as of the close of business on the business day preceding the Closing as that term is defined in the attached copy of the Reorganization Plan in Appendix A. In the interest of economy and convenience, shares of the International Large-Cap Portfolio generally will not be represented by physical certificates.

Until the Closing, shareholders of the Global Growth Portfolio will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests for the redemption of its shares received by the shareholders of the International Large-Cap Portfolio in the Reorganization.

The obligations of the Portfolios under the Reorganization Plan are subject to various conditions, including approval of the shareholders of the Global Growth Portfolio. The Reorganization Plan also requires that each Portfolio take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. The Reorganization Plan, and the transactions contemplated under it, may be terminated by resolution of the Board of the Fund at any time prior to the date of the Closing. For a complete description of the terms and conditions of the Reorganization, see a copy of the Reorganization Plan in Appendix A.

Reasons for the Reorganization.    The Global Growth Portfolio has not attracted asset growth. The proposed Reorganization was presented to the Board for consideration and approval on September 8, 2003. For the reasons discussed below, the Board, including all of the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940), unanimously determined that the proposed Reorganization is in the best interests of the Global Growth Portfolio and its shareholders and that the interests of the shareholders of the Global Growth Portfolio will not be diluted as a result of the proposed Reorganization.

The Reorganization will allow the Global Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio that invests in non-U.S. securities. As shareholders of the International Large-Cap Portfolio, these shareholders will continue to be able to exchange shares of the International Large-Cap Portfolio into shares of other portfolios offered by the Fund subject to investment options available to them under their applicable Variable Contracts. A list of the current portfolios offered by the Fund is attached as Appendix C.

Board Consideration.    The Board, in recommending the proposed transaction, considered a number of factors, including the following:

(1)	the slow growth of the Global Growth Portfolio and management’s conclusion that it is unlikely that this Portfolio will be viable;

(2)	the similarity of the International Large-Cap Portfolio’s investment objective, policies and restrictions with those of the Global Growth Portfolio;

(3)	elimination of duplication of costs, market confusion, and inefficiencies of having two similar portfolios;

(4)	expense ratios and information regarding fees and expenses of the International Large-Cap Portfolio and the Global Growth Portfolio;

(5)	the Reorganization would not dilute the interests of the Global Growth Portfolio’s current shareholders;

(6)	the relative investment performance and risks of the International Large-Cap Portfolio under its current management and the pending new management as compared to the Global Growth Portfolio;

(7)	performance of the new sub-adviser on the MFS International Equity Fund, which has substantially the same investment objectives and strategies of the International Large-Cap Portfolio;

(8)	the tax-free nature of the Reorganization to the Global Growth Portfolio and its shareholders; and

(9)	the expenses for the transaction including legal expenses, accounting expenses, and printing, mailing and tabulation expenses will be shared by the Portfolios and the Investment Adviser.

The Board also considered the future potential benefits to the Investment Adviser in that its costs to administer both Portfolios may be reduced if the Reorganization is approved and its costs will be reduced under its obligation to limit the expenses of the Global Growth Portfolio.

The Board recommends that shareholders of the Global Growth Portfolio approve the Reorganization.

Tax Considerations.    The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (Code). Accordingly, pursuant to this treatment, neither the Global Growth Portfolio, nor its shareholders, nor the International Large-Cap Portfolio, is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization, except as otherwise provided by the Code. As a condition to the Closing of the Reorganization, the Portfolio will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Fund.

As of December 31, 2002, the Global Growth Portfolio had accumulated capital loss carryforwards in the amount of approximately $6,380,313. As of December 31, 2002, the International Large-Cap Portfolio had accumulated capital loss carryforwards of approximately $107,562,160. After the Reorganization, the losses of the Global Growth Portfolio will be available to the International Large-Cap Portfolio to offset its capital gains, although the amount of these losses which may offset the International Large-Cap Portfolio’s future capital gains in any given year may be limited. The ability of International Large-Cap Portfolio to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of the International Large-Cap Portfolio’s capital loss carryforwards currently are available only to pre-Reorganization shareholders of that Portfolio. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the International Large-Cap Portfolio.

Expenses of the Reorganization.    Pacific Life Insurance Company, Investment Adviser to the Fund, will bear half the cost of the Reorganization. The Portfolios will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the Securities and Exchange Commission, which will be allocated ratably on the basis of their relative net asset values immediately before Closing. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone. Alamo Direct, 280 Oser Avenue, Hauppauge, New York 11788-3610, has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to Variable Contract Owners).

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization.    The International Large-Cap Portfolio and the Global Growth Portfolio are each separate portfolios of the Fund, which is a Massachusetts business trust. The Fund also offers other portfolios, which are not involved in the Reorganization. The Fund is governed by the Board, which is composed of five trustees.

Distributor.    Pacific Select Distributors, Inc. (the “Distributor”) whose address is 700 Newport Center Drive, P.O. Box 9000, Newport Beach, CA 92660, is the principal distributor for the International Large-Cap Portfolio and the Global Growth Portfolio.

Capitalization.    The following table shows on an unaudited basis the capitalization of the International Large-Cap Portfolio and the Global Growth Portfolio as of June 30, 2003 and on a pro forma basis as of June 30, 2003 giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding

International Large-Cap Portfolio	$659,354,451	$5.54	119,048,664
Global Growth Portfolio	$32,140,100	$7.57	4,243,230
Pro Forma (Combined)	$691,401,556	$5.54	124,851,667

Brokerage Enhancement Plan.    The Fund has adopted a brokerage enhancement plan under which the portfolios, through the Fund’s distributor, Pacific Select Distributors, Inc., can ask Pacific Life and each of the Fund’s portfolio managers to allocate brokerage transactions to particular brokers or dealers, subject to best price and execution, to help promote the distribution of the Fund’s shares. In return for brokerage transactions, certain brokers and dealers may give brokerage credits, other benefits or services or other compensation that, under the plan, may be used with broker-dealers to help obtain certain distribution-related activities or services. These credits or other compensation may be applied toward another service or benefit provided by a broker-dealer such as (but not limited to) the ability to promote the Fund at a conference or meeting sponsored by a broker-dealer.

The plan is not expected to increase brokerage costs to a portfolio. The granting of brokerage credits or receipt of other compensation under the plan may be a factor considered by a portfolio manager or the adviser in allocating brokerage. In addition, a portfolio manager or the adviser is always free to consider the sale of Fund shares or variable contracts in allocating brokerage.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Voting Rights.    Shares of the Global Growth Portfolio entitle their holders to one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. Shares have noncumulative voting rights. The Global Growth Portfolio is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing trustees, changing fundamental policies or approving an investment advisory agreement. You may vote by mail, telephone or in person. If you vote by mail, your proxy card must be received at the address noted on the reply envelope by 11:00 a.m. Eastern time on December 12, 2003. If you vote by telephone, you must call in your vote by 11:00 a.m. Eastern time on December 12, 2003. You may also vote by attending the shareholder meeting

A Contract Owner may revoke the accompanying voting instruction at any time prior to its use by filing with Pacific Life or its subsidiary Pacific Life & Annuity Company (“PL&A”), as applicable, a written revocation or duly executed voting instruction bearing a later date. In addition, any Contract Owner who attends the Special Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given. The persons named in the accompanying voting instruction will vote as directed by the ballot, but in the absence of voting directions in any properly executed voting instruction that is signed and timely returned, they will vote FOR the Reorganization proposal and may vote in accordance with their best judgment with respect to other matters not now known to the Board that may be presented at the Meeting.

At the close of business on September 24, 2003 (the “Record Date”) there were 4,877,479.580 outstanding shares of the Global Growth Portfolio. The shares of the Portfolios are offered as an investment medium for Variable Contracts. Pacific Life Insurance Company (“Pacific Life”) is the owner of the Global Growth Portfolio shares underlying the Variable Contracts, but is soliciting voting instructions from Contract Owners having contract value invested in the Global Growth Portfolio (a beneficial interest) as to how the shares will be voted.

As of the Record Date, Pacific Life and PL&A, owned of record 99.85% and 0.15%, respectively, of the Portfolio’s shares and owned beneficially 0% of the Portfolio’s shares. No Contract Owner is entitled to give voting instructions with respect to 5% of more of the outstanding shares of the Global Growth Portfolio.

Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of the Global Growth Portfolio. With respect to the Global Growth Portfolio, a majority of the outstanding shares means the lesser of (a) 67% or more of the shares of the Global Growth Portfolio present at the meeting if more than 50% of the outstanding shares of the Global Growth Portfolio are represented in person or by proxy at the meeting; or (b) more than 50% of the outstanding shares of the Global Growth Portfolio. The Global Growth Portfolio must have a quorum to conduct its business at the Special Meeting. Holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present. Shares held by shareholders present in person or represented by proxy at the meeting (including Pacific Life and PL&A) will be counted both for the purpose of determining the presence of a quorum and for calculating the votes cast on any proposal before the meeting.

Pacific Life and PL&A (each a “PL Insurer”) will each vote shares of the Portfolio held by each of their respective separate accounts that fund the Variable Contracts in accordance with instructions received from Variable Contract Owners. Each PL Insurer will also vote shares of the Portfolio held in each such separate account for which it has not received timely instructions in the same proportion as it votes shares held by that separate account for which it has received instructions. Each PL Insurer will vote any shares held by any of its separate accounts for which no voting instructions are received by its general account in the same proportion as other votes cast by all of its separate accounts in the aggregate. Shareholders and Variable Contract Owners permitted to give instructions, and the number of shares for which such instruction may be given for purposes of voting at the meeting and any adjournments thereof, will be determined as of the Record Date.

To the knowledge of the Fund, as of September 24, 2003, no current trustee or officer of the Fund owned or had interests in 1% or more of the outstanding shares of either Portfolio and the officers and trustees, as a group, owned or had interests less than 1% of the shares of either Portfolio.

Other Matters to Come Before the Meeting.    The Fund does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals.    The Fund is not required to hold regular annual meetings and to minimize costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by its management. Therefore it is not practicable to specify a date by which Shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

Reports to Shareholders.    A copy of the Annual Report dated December 31, 2002, and semi-annual report dated June 30, 2003 regarding the International Large-Cap Portfolio is available on request. Requests for the reports should be directed to Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or at 1-800-722-2333 for variable annuity contract owners and 1-800-800-7681 for variable life insurance policy owners.

Statement of Additional Information.    The Statement of Additional Information (SAI) to this Proxy Statement/Prospectus contains financial information on the International Large-Cap Portfolio, the Global Growth Portfolio, and the combined Portfolios on a pro forma basis. The SAI is considered a part of this document because it is incorporated by reference. A copy may be obtained without charge by contacting Pacific Life as described above under “Reports to Shareholders.”

PLEASE TAKE A FEW MOMENTS TO COMPLETE YOUR VOTING INSTRUCTION. YOU MAY DO SO EITHER BY TELEPHONE OR BY MAILING YOUR VOTING INSTRUCTION. IF YOU VOTE BY MAIL, ONLY VOTING INSTRUCTIONS RECEIVED AT THE ADDRESS SHOWN ON THE ENCLOSED POSTAGE PAID ENVELOPE WILL BE COUNTED.

Audrey L. Milfs,

Secretary

November     , 2003

700 Newport Center Drive

Newport Beach, California 92660

APPENDIX A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is adopted on this 8th day of September 2003, by the Pacific Select Fund (the “Fund”), a Massachusetts business trust, with its principal place of business at 700 Newport Center Drive, Newport Beach, California 92660, on behalf of the International Large-Cap Portfolio (the “Surviving Portfolio”), a separate series of the Fund, and the Global Growth Portfolio (the “Acquired Portfolio”), another separate series of the Fund.

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Surviving Portfolio in exchange solely for voting shares of beneficial interest ($.001 par value per share) of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Surviving Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Fund is an open-end, registered investment company of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and

WHEREAS, the Board Trustees of the Fund (the “Board”) has determined that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio is in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board has also determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

NOW, THEREFORE, the Fund, on behalf of the Surviving Portfolio and the Acquired Portfolio separately, hereby approves the Plan on the following terms and conditions:

1.	Transfer Of Assets Of The Acquired Portfolio To The Surviving Portfolio In Exchange For The Surviving Portfolio Shares, The Assumption Of All Acquired Portfolio Liabilities And The Liquidation Of The Acquired Portfolio.

1.1  Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Surviving Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

A-1

1.2  The assets of the Acquired Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”).

1.3  The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date at or about 4:00 p.m. Eastern Time.

1.4  Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Surviving Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Surviving Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Surviving Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will then represent a number of Surviving Portfolio Shares, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Surviving Portfolio Shares in connection with such exchange.

1.5  Ownership of Surviving Portfolio Shares will be shown on the books of the Fund’s transfer agent. Shares of the Surviving Portfolio will be issued in the manner described in the Fund’s then-current prospectus and statement of additional information.

1.6  Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.    Valuation

2.1  The value of the Acquired Portfolio’s assets to be acquired by the Surviving Portfolio hereunder shall be the value of such assets computed at or about 4:00 p.m. Eastern time on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Fund’s then-current prospectus or statement of additional information and as established by the Board.

2.2  The net asset value of the Surviving Portfolio Share shall be the net asset value per share computed at or about 4:00 p.m. Eastern time and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Fund’s then-current prospectus or statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Board.

2.3  The number of Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined by dividing the value of the net assets of the Acquired

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Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Surviving Portfolio Share, determined in accordance with paragraph 2.2.

2.4  All computations of value shall be made by the Acquired Portfolio’s designated recordkeeping agent.

3.    Closing And Closing Date

3.1  The Closing Date shall be December 31, 2003, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be at or about 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Fund or at such other time and/or place as the parties may agree.

3.2  The Fund shall direct State Street Bank and Trust Company of California, N.A., as custodian for the Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Portfolio’s portfolio securities, cash, and any other assets (“Assets”) shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Surviving Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Portfolio’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”). The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3  The Fund, on behalf of the Acquired Portfolio, shall direct Pacific Life Insurance Company (the “Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.

3.4  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    Representations And Warranties

4.1  The Fund, on behalf of the Acquired Portfolio, represents and warrants to the Surviving Portfolio as follows:

(a)  The Acquired Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the

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registration of its shares under the Securities Act of 1933, as amended (“1933 Act”), including the shares of the Acquired Portfolio, are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”) and the 1940 Act, and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Portfolio’s assets to be transferred to the Surviving Portfolio pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f)  The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Portfolio is a party or by which it is bound;

(g)  The Acquired Portfolio has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

(h)  Except as otherwise disclosed in writing to and accepted by the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The statement of assets and liabilities, including the schedule of investments, of the Acquired Portfolio as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, independent accountants, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)  Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the

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Surviving Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(k)  On the Closing Date, all Federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)  All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquired Portfolio) and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3;

(n)  The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Portfolio, this Plan will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)  The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

4.2  The Fund, on behalf of the Surviving Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)  The Surviving Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

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(b)  The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Surviving Portfolio, are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)  The Surviving Portfolio is not engaged currently, and the adoption and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Surviving Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Surviving Portfolio is a party or by which it is bound;

(g)  Except as otherwise disclosed in writing to and accepted by the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Surviving Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Surviving Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)  The statement of assets and liabilities, including the schedule of investments, of the Surviving Portfolio as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)  Since December 31, 2002, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change;

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(j)  On the Closing Date, all Federal and other tax returns and reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)  For each taxable year of its operation, the Surviving Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

(l)  All issued and outstanding Surviving Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio, could, under certain circumstances, be held personally liable for obligations of the Surviving Portfolio and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

(m)  The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board on behalf of the Surviving Portfolio and this Plan will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)  The Surviving Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable by the Fund;

(o)  The information to be furnished by the Surviving Portfolio for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)  That insofar as it relates to the Fund or the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder.

5.    Covenants Of The Surviving Portfolio And The Acquired Portfolio

5.1  The Surviving Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2  The Fund will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

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5.3  The Acquired Portfolio covenants that the Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4  Subject to the provisions of this Plan, the Surviving Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5  As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Surviving Portfolio Shares received at the Closing.

5.6  The Surviving Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.7  The Acquired Portfolio covenants that it will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Surviving Portfolio’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.

5.8  The Surviving Portfolio will use all reasonable efforts to obtain such regulatory approvals and authorizations as may be necessary, including those required by the 1933 Act and the 1940 Act, in order to continue its operations after the Closing Date.

6.    Conditions Precedent To Obligations Of The Acquired Portfolio

The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at the Acquired Portfolio’s election, to the performance by the Surviving Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1  All representations and warranties of the Surviving Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2  The Fund and the Surviving Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund and the Surviving Portfolio on or before the Closing Date; and

6.3  The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    Conditions Precedent To Obligations Of The Surviving Portfolio

The obligations of the Surviving Portfolio to complete the transactions provided for herein shall be subject, at the Surviving Portfolio’s election, to the performance by the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1  All representations and warranties of the Acquired Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the

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transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2  The Fund and the Acquired Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund or the Acquired Portfolio on or before the Closing Date;

7.3  The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

7.4  The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, that has accrued through the Closing Date as of 4:00 p.m. Eastern Time.

8.    Further Conditions Precedent To Obligations Of The Surviving Portfolio And The Acquired Portfolio

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Portfolio or the Surviving Portfolio, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1  The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, By-Laws, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Surviving Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2  On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Surviving Portfolio or the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4  The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5  The parties shall have received the opinion of Dechert LLP addressed to the Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Fund. Notwithstanding anything herein to the contrary, the Fund may not waive the condition set forth in this paragraph 8.5.

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9.    Brokerage Fees And Expenses

9.1  The Surviving Portfolio represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2  The expenses relating to the proposed Reorganization will be shared so that half of such costs are borne by the investment adviser to the Acquired and Surviving Portfolios and half is borne by the Acquired and Surviving Portfolios and will be paid by the Acquired Portfolio and the Surviving Portfolio pro rata based upon the relative net assets of the Portfolios as of the close of business on the record date for determining the shareholders of the Acquired Portfolio entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.    Entire Agreement; Survival Of Warranties

The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.    Termination

This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Plan inadvisable.

12.    Amendments

This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Fund; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Surviving Portfolio shares to be issued to the Acquired Portfolio Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.    Notices

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Pacific Select Fund at 700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660, attn: Robin S. Yonis, in each case with a copy to Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, attn: Jeffrey S. Puretz.

14.    Headings; Counterparts; Governing Law; Assignment; Limitation Of Liability

14.1  The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2  This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

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14.3  This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.4  The obligations imposed by this Plan shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Board has caused this Plan to be approved on behalf of the Surviving Portfolio and the Acquired Portfolio.

PACIFIC SELECT FUND

By:

President

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APPENDIX B

ADDITIONAL INFORMATION REGARDING

THE INTERNATIONAL LARGE-CAP PORTFOLIO (the “Portfolio”)

Purchases and Redemptions.    Shares of the Portfolio are not sold directly to the general public. Shares of the Portfolio are currently offered only for purchase by the separate accounts of Pacific Life Insurance Company and its affiliate, Pacific Life and Annuity Company to serve as an investment medium for a variable annuity or variable life insurance policy (Variable Contract) issued or administered by Pacific Life or its affiliate. For information on purchase of a Variable Contract, consult a prospectus for the applicable Variable Contract.

Shares of the Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days as described in the Trust’s Statement of Additional Information.

Exchanges Among the Portfolios.    Owners of a Variable Contract (Variable Contract Owners) do not deal directly with the Trust to purchase, redeem, or exchange shares of the Trust, and Variable Contract Owners should refer to the Prospectus for the Variable Contract for information on the allocation of premiums and on transfers of accumulated value among options available under the Variable Contract.

Management of the Portfolio

Investment Adviser.    Pacific Life Insurance Company (“Pacific Life”) has overall responsibility for the management of the Portfolio. Founded in 1868, Pacific Life, the adviser and administrator of the Portfolio, provides life and health insurance products, individual annuities, mutual funds, group employee benefits, and offers to individuals, businesses and pension plans a variety of investment products and services. Over the past six years, the company has grown from the 20th to the 15th largest life insurance company in the nation, based on assets as of December 31, 2002, and currently counts more than half of the 100 largest U.S. companies as clients. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.

In its role as investment adviser, Pacific Life supervises the management of all of the Portfolio’s investment portfolios. Pacific Life manages two portfolios directly: the Money Market Portfolio and the High Yield Bond Portfolio. To manage the other portfolios, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. Some of the portfolios are managed by a team of managers whose members could change from time to time.

Portfolio Manager.    Pacific Life has retained Capital Guardian Trust Company (Capital Guardian), a wholly-owned subsidiary of Capital Group International, Inc., which is in turn a subsidiary of The Capital Group Companies, Inc. to manage the International Large-Cap Portfolio. Capital Guardian was established in 1968 as a non-depository trust company. As of December 31, 2002, Capital Guardian managed approximately $120 billion, primarily for large institutional clients.

Capital Guardian uses a multiple portfolio management system under which a group of portfolio managers each have investment discretion over a portion of a client’s account. Portfolio management is supported by the research efforts of over 170 investment professionals. Capital Group International, Inc. spent over $130 million in 2002 on its research efforts.

B-1

Effective January 1, 2004, Pacific Life will retain Massachusetts Financial Services Company, doing business as MFS Investment Management (MFS) to manage the International Large-Cap Portfolio. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. Net assets under the management of the MFS organization were approximately $112 billion as of December 31, 2002.

Portfolio Availability.    The Pacific Select Fund is available only to people who own certain variable annuity contracts or variable life insurance policies. You do not buy, sell or exchange shares of the Trust’s portfolios—you choose investment options through your annuity contract or life insurance policy. The insurance company then invests in the portfolios of the Pacific Select Fund according to the investment options you’ve chosen. The Trust may, subject to approval by the board of trustees, pay for a sale or exchange, in whole or part, by a distribution of securities from a portfolio, in lieu of cash, in accordance with applicable rules.

How Share Price is Calculated.    Each Pacific Select Fund portfolio is divided into shares. The price of a portfolio’s shares is called its net asset value (NAV) per share. NAV per share forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. It is calculated by taking the total value of a portfolio’s assets, subtracting the liabilities, and then dividing by the number of shares outstanding. The value of a portfolio’s assets is based on the total market value of all of the securities it holds.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open. For purposes of calculating the NAV, the portfolios use pricing data received shortly after the NYSE close, usually at or about 4:00 p.m. Eastern time. Generally, for any transaction, we’ll use the NAV calculated after we receive a request to buy, sell or exchange shares.

In general, the value of each security is based on its actual or estimated market value, with special provision for assets without readily available market quotes, for short-term debt securities, and for situations where market quotations are deemed unreliable or stale. For purposes of calculating the NAV, the portfolios normally use pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets or market participants for those securities. Pricing data is obtained from various sources approved by the board of trustees. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day. In unusual circumstances, the Trust may value securities at fair value as estimated in good faith under procedures established by the board of trustees, based upon recommendations provided by the managers. Fair valuation may be used when market quotations are not readily available or reliable, or if extraordinary events occur after the close of the relevant market but prior to the NYSE close. The estimated fair value of a security may differ from the value that would have been assigned to the security had other valuations (such as last trade price) been used.

A delay may happen in any of the following situations:

•	the NYSE closes on a day other than a regular holiday or weekend

•	trading on the NYSE is restricted

•	an emergency exists as determined by the SEC, making securities sales or determinations of variable account asset valuations not practicable

•	the SEC permits a delay for the protection of shareholders.

Because foreign securities can be traded on weekends, U.S. holidays and other times when the NYSE is closed, changes in the market value of these securities are not always reflected in the portfolio’s NAV. It’s not possible to buy, sell, exchange or reinvest shares on days the NYSE is closed, even if there has been a change in the market value of these securities. For a list of holidays observed, call Pacific Life or see the SAI.

B-2

Dividends and Distributions.    The Trust intends to distribute substantially all of its net investment income and realized capital gains to shareholders at least once a year, although distributions could occur more frequently. Dividends are generally distributed according to the following schedule:

Debt portfolios (Money Market, Inflation Managed, Managed Bond and High Yield Bond Portfolios):

Dividends declared and paid monthly

All other portfolios:

Dividends declared and paid annually

Dividends may be declared less frequently if it is advantageous to the portfolio, but in no event less frequently than annually.

B-3

FINANCIAL HIGHLIGHTS

The information presented below for the International Large-Cap Portfolio has been audited by Deloitte & Touche LLP, independent auditors.

	International Large-Cap Portfolio
	01/03/2000-12/31/2000	2001	2002
OPERATING PERFORMANCE
Net asset value, beginning of year	$10.00	$7.84	$6.36

Plus income from investment operations
Net investment income (loss)	0.06	0.05	0.07
Net realized and unrealized loss on securities	(2.21)	(1.48)	(1.18)

Total from investment operations	$(2.15)	$(1.43)	$(1.11)

Less distributions
Dividends from net investment income	(0.01)	(0.05)	(0.06)
Distributions from capital gains	—	—	—
Tax basis return of capital	—	—	—

Total distributions	(0.01)	(0.05)	(0.06)
Net asset value, end of year	$7.84	$6.36	$5.19

Total investment returns[1]	(21.51)%	(18.29)%	(17.63)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)	$362,768	$504,787	$491,693
Ratios of expenses to average net assets
• after expense reductions[2,3]	1.17%	1.14%	1.15%
• before expense reductions	1.17%	1.14%	1.15%
Ratios of net investment income (loss) to average net assets
• after expense reductions	0.41%	0.44%	0.59%
• before expense reductions[2,3]	0.41%	0.44%	0.59%
Portfolio turnover rate	21.25%	25.64%	28.96%

1	Total investment returns are not annualized for periods of less than one full year.
2	The ratios of expenses to average daily net assets after expense reductions are after custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any.

3	The ratios of expenses and net investment income (loss) to average daily net assets are annualized for periods of less than one full year.

B-4

APPENDIX C

PACIFIC SELECT FUND

THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO MANAGERS

(listed alphabetically by portfolio manager)

Blue Chip Portfolio	AIM
Aggressive Growth Portfolio	AIM
Diversified Research Portfolio	Capital Guardian
Small-Cap Equity Portfolio	Capital Guardian
International Large-Cap Portfolio	Capital Guardian
Short Duration Bond Portfolio	Goldman Sachs
I-Net Tollkeeper PortfolioSM	Goldman Sachs
Financial Services Portfolio	INVESCO
Health Sciences Portfolio	INVESCO
Technology Portfolio	INVESCO
Telecommunications Portfolio[1]	INVESCO
Growth LT Portfolio	Janus
Focused 30 Portfolio	Janus
Mid-Cap Value Portfolio	Lazard
International Value Portfolio	Lazard
Capital Opportunities Portfolio	MFS
Global Growth Portfolio[2]	MFS
Equity Index Portfolio	Mercury Advisors
Small-Cap Index Portfolio	Mercury Advisors
Multi-Strategy Portfolio	Oppenheimer
Main Street® Core Portfolio (formerly called Large-Cap Core Portfolio)	Oppenheimer
Emerging Markets Portfolio	Oppenheimer
Inflation Managed Portfolio	PIMCO
Managed Bond Portfolio	PIMCO
Small-Cap Value Portfolio	PIMCO Advisors—NFJ
Money Market Portfolio	Pacific Life
High Yield Bond Portfolio	Pacific Life
Equity Income Portfolio	Putnam
Research Portfolio[3]	Putnam
Equity Portfolio	Putnam
Aggressive Equity Portfolio	Putnam
Large-Cap Value Portfolio	Salomon Brothers
Comstock Portfolio (formerly called Strategic Value Portfolio)	Van Kampen
Real Estate Portfolio	Van Kampen
Mid-Cap Growth Portfolio	Van Kampen

[1]	If approved by shareholders, this Portfolio will be reorganized into the Technology Portfolio.
[2]	If approved by shareholders, this Portfolio will be reorganized into the International Large-Cap Portfolio.
[3]	If approved by shareholders, this Portfolio will be reorganized into the Diversified Research Portfolio.

C-1

PART B

PACIFIC SELECT FUND

Statement of Additional Information

November    , 2003

Acquisition of the Assets and Liabilities of the	By and in Exchange for Shares of the
Global Growth Portfolio	International Large-Cap Portfolio
(a portfolio of Pacific Select Fund)	(a portfolio of Pacific Select Fund)
700 Newport Center Drive	700 Newport Center Drive
Newport Beach, CA 92660	Newport Beach, CA 92660

This Statement of Additional Information is available in connection with a proposed transaction whereby all of the assets and liabilities of the Global Growth Portfolio will be transferred to the International Large-Cap Portfolio, in exchange for shares of the International Large-Cap Portfolio.

This Statement of Additional Information for Pacific Select Fund consists of this cover page and the attached documents, in addition to the following documents, which have been filed electronically with the Securities and Exchange Commission and are incorporated herein by reference:

1.	The Statement of Additional Information for Pacific Select Fund dated May 1, 2003, as supplemented.

2.	The Financial Statements of the International Large-Cap Portfolio and the Global Growth Portfolio included in the Annual and Semi-Annual Reports of Pacific Select Fund dated December 31, 2002 and June 30, 2003, respectively.

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

A Prospectus/Proxy Statement dated November     , 2003 relating to the Reorganization of the Global Growth Portfolio may be obtained, without charge, by writing to Pacific Select Fund at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660 or by calling (800) 722-2333 for variable annuity contract owners and (800) 800-7681 for variable life insurance policy owners.

PACIFIC SELECT FUND

TABLE OF CONTENTS

Pro Forma Financial Statements as of and for the Year Ended December 31, 2002:
Pro Forma Statement of Assets and Liabilities	A-1
Pro Forma Statement of Operations	A-2
Pro Forma Schedule of Investments	A-3

Pro Forma Financial Statements as of and for the Period Ended June 30, 2003:
Pro Forma Statement of Assets and Liabilities	B-1
Pro Forma Statement of Operations	B-2
Pro Forma Schedule of Investments	B-3

Notes to Pro Forma Financial Statements	C-1

The pro forma information included in the following sections are presented on a pro forma basis—assuming that the Global Growth Portfolio was combined with the International Large-Cap Portfolio for the periods shown. The information is based on the financial statements of the International Large-Cap and Global Growth Portfolios as of and for the year and period ended December 31, 2002 and June 30, 2003. The pro forma information has not been audited.

PACIFIC SELECT FUND

Pro Forma Statement of Assets and Liabilities

December 31, 2002 (Unaudited)

(In thousands, except per share amounts)

	International Large-Cap	Global Growth	Adjustments		Pro Forma Combined
ASSETS
Investments, at value	$490,657	$27,561	$-		$518,218
Collateral held for securities loaned, at fair value	73,065	1,361	-		74,426
Cash	-	12	-		12
Foreign currency held, at value	80	63	-		143
Receivables:
Dividends and interest	405	39	-		444
Fund shares sold	716	25	-		741
Securities sold	1,169	194	-		1,363
Forward foreign currency contracts appreciation	1,903	-			1,903
Other assets	7	1	-		8

Total Assets	568,002	29,256	-		597,258

LIABILITIES
Payable upon return of securities loaned	73,065	1,361	-		74,426
Payables:
Fund shares redeemed	898	-	-		898
Securities purchased	866	536	-		1,402
Due to custodian	73	-	-		73
Accrued advisory fees	433	25	(15	) (1)	443
Accrued custodian and portfolio accounting fees	97	42	-		139
Accrued deferred trustee compensation	4	-	-		4
Accrued other	28	6	100	(1)	134
Forward foreign currency contracts depreciation	833	-	-		833
Other liabilities	12	-	-		12

Total Liabilities	76,309	1,970	85		78,364

NET ASSETS	$491,693	$27,286	($85)		$518,894

NET ASSETS CONSIST OF:
Paid-in capital	$719,573	$36,519	$-		$756,092
Accumulated undistributed net investment income (loss)	3,072	(12)	(85	) (1)	2,975
Accumulated undistributed net realized loss	(110,819)	(7,747)	-		(118,566)
Net unrealized depreciation on investments and assets and liabilities in foreign currencies	(120,133)	(1,474)	-		(121,607)

NET ASSETS	$491,693	$27,286	($85)		$518,894

Shares of beneficial interest outstanding of $.001 par value	94,731	3,986	1,271	(2)	99,988

Net Asset Value Per Share	$5.19	$6.85	$-		$5.19

Investments, at cost	$614,100	$20,036	$-		$634,136
Foreign currency held, at cost	80	63	-		143

(1)	Adjustments reflect reduction in advisory fee from 1.10% for the Global Growth Portfolio to 1.05% for the International Large-Cap Portfolio and half of the estimated reorganization expenses to be absorbed by both portfolios (See Notes 9 and 10 to Pro Forma Financial Statements).
(2)	Adjustment reflects new shares issued, net of retired shares of the Global Growth Portfolio (See Note 8 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

Pro Forma Statement of Operations

For the Year December 31, 2002 (Unaudited)

(In thousands)

	International Large-Cap	Global Growth	Adjustments		Pro Forma Combined
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,765	$412	$-		$8,177
Interest	365	33	-		398
Securities lending	381	17	-		398
Other	4	-	-		4

Total Investment Income	8,515	462	-		8,977

EXPENSES
Advisory fees	5,143	322	(15	) (1)	5,450
Custodian fees and expenses	261	157	-		418
Portfolio accounting fees	106	17	-		123
Printing expenses	41	2	-		43
Postage and mailing expenses	11	1	-		12
Distribution expenses	-	3	-		3
Legal fees	11	1	-		12
Trustees’ fees and expenses	11	1	-		12
Interest expenses	2	1	-		3
Reorganization expenses	-	-	100	(1)	100
Other	31	5	-		36

Total Expenses	5,617	510	85		6,212
Recaptured Distribution Expenses	-	(3)	-		(3)
Adviser Expense Reimbursement	-	(28)	-		(28)

Net Expenses	5,617	479	85		6,181

NET INVESTMENT INCOME (LOSS)	2,898	(17)	(85)		2,796

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(74,570)	(4,672)	-		(79,242)
Foreign currency transactions	6,286	(16)	-		6,270

Net Realized Loss	(68,284)	(4,688)	-		(72,972)

Change in net unrealized appreciation (depreciation) on:
Investment security transactions	(15,106)	(1,625)	-		(16,731)
Foreign currency transactions	(2,216)	1	-		(2,215)

Change in Net Unrealized Depreciation	(17,322)	(1,624)	-		(18,946)

NET LOSS	(85,606)	(6,312)	-		(91,918)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($82,708)	($6,329)	($85)		($89,122)

Foreign taxes withheld on dividends	$925	$32	$-		$957

(1)	Adjustments reflect reduction in advisory fee from 1.10% for the Global Growth Portfolio to 1.05% for the International Large-Cap Portfolio and half of the estimated reorganization expenses to be absorbed by both portfolios (See Notes 9 and 10 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			PREFERRED STOCKS - 0.36%
			Brazil - 0.31%
58,000		58,000	Cia Vale do Rio Doce ‘A’ ADR	$1,595,000		$1,595,000
	1,300	1,300	Gerdau SA ADR		$11,570	11,570

				1,595,000	11,570	1,606,570

			Germany - 0.05%
	4,730	4,730	Fresenius Medical Care AG		144,015	144,015
	259	259	Porsche AG		107,682	107,682

				-	251,697	251,697

			Total Preferred Stocks	1,595,000	263,267	1,858,267

			COMMON STOCKS - 90.71%
			Australia - 2.22%
217,100		217,100	Alumina Ltd	596,520		596,520
151,100	11,570	162,670	Australia & New Zealand Banking Group Ltd	1,470,054	112,565	1,582,619
57,991		57,991	BHP Billiton Ltd	330,062		330,062
91,300		91,300	Brambles Industries Ltd	240,623		240,623
681,316		681,316	Foster’s Group Ltd	1,719,216		1,719,216
	17,500	17,500	John Fairfax Holdings Ltd		31,598	31,598
91,203		91,203	National Australia Bank Ltd	1,623,764		1,623,764
189,700		189,700	QBE Insurance Group Ltd	866,950		866,950
	17,830	17,830	TABCORP Holdings Ltd		106,481	106,481
215,291	13,116	228,407	The News Corp Ltd	1,385,917	84,433	1,470,350
217,100		217,100	WMC Resources Ltd *	513,738		513,738
385,200		385,200	Woolworths Ltd	2,462,410		2,462,410

				11,209,254	335,077	11,544,331

			Austria - 0.01%
	500	500	Erste Bank Oesterreichischen Sparkassen AG	-	33,676	33,676

			Belgium - 0.02%
	6,160	6,160	Fortis	-	108,652	108,652

			Bermuda - 0.05%
	4,380	4,380	Accenture Ltd ‘A’ *		78,796	78,796
	1,610	1,610	ACE Ltd		47,237	47,237
	1,410	1,410	XL Capital Ltd ‘A’		108,922	108,922

				-	234,955	234,955

			Brazil - 0.27%
	5,250	5,250	Aracruz Celulose SA ADR		97,440	97,440
41,000	800	41,800	Cia Vale do Rio Doce ADR	1,185,310	23,128	1,208,438
	6,120	6,120	Petroleo Brasileiro SA ADR		91,433	91,433

				1,185,310	212,001	1,397,311

			Canada - 2.51%
119,100		119,100	Abitibi-Consolidated Inc	918,075		918,075
29,400	1,500	30,900	Bank of Nova Scotia	983,861	50,197	1,034,058
183,800		183,800	BCE Inc	3,328,864		3,328,864
	3,770	3,770	EnCana Corp (NYSE)		117,247	117,247
	7,830	7,830	EnCana Corp (TSX)		242,722	242,722
3,200		3,200	Placer Dome Inc	36,319		36,319
80,500		80,500	Suncor Energy Inc	1,263,568		1,263,568
142,000		142,000	TELUS Corp	1,457,359		1,457,359
174,300		174,300	The Thomson Corp	4,652,135		4,652,135

				12,640,181	410,166	13,050,347

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			China - 0.04%
	42,000	42,000	Beijing Datang Power Generation Co Ltd ‘H’		$13,599	$13,599
	228,000	228,000	China Oilfield Services Co Ltd *		55,549	55,549
	178,000	178,000	China Telecom Corp Ltd *		31,270	31,270
	129,000	129,000	Huaneng Power International Inc ‘H’		103,385	103,385
	114,000	114,000	PetroChina Co Ltd ‘H’		22,658	22,658

				$-	226,461	226,461

			Denmark - 0.19%
	10,640	10,640	Danske Bank AS		176,027	176,027
28,200		28,200	Novo-Nordisk A/S ‘B’	815,444		815,444

				815,444	176,027	991,471

			Egypt - 0.01%
	2,680	2,680	Mobinil-Egyptian Mobile Netork	-	17,950	17,950

			Estonia - 0.00%
	40	40	Eesti Telekom GDR ~	-	734	734

			Finland - 1.82%
456,300		456,300	Nokia OYJ	7,257,901		7,257,901
	4,840	4,840	Nokia OYJ ADR		75,020	75,020
66,500		66,500	UPM-Kymmene OYJ	2,136,442		2,136,442

				9,394,343	75,020	9,469,363

			France - 9.50%
46,200		46,200	Accor SA	1,399,865		1,399,865
23,062		23,062	Air Liquide	3,043,548		3,043,548
	8,590	8,590	Aventis SA		467,166	467,166
127,000	1,935	128,935	BNP Paribas *	5,177,487	78,885	5,256,372
176,030		176,030	Bouygues *	4,919,746		4,919,746
20,000	1,200	21,200	Carrefour SA	890,945	53,457	944,402
38,739		38,739	Cie Generale D’Optique Essilor Int’l SA	1,596,379		1,596,379
	5,159	5,159	Generale de Sante *		59,310	59,310
19,500		19,500	Groupe Danone	2,624,645		2,624,645
3,300		3,300	LVMH Moet Hennessy Louis Vuitton SA	135,642		135,642
26,300		26,300	Pechiney SA ‘A’	923,358		923,358
83,700		83,700	Renault SA *	3,935,115		3,935,115
249,200	5,350	254,550	Sanofi-Synthelabo SA *	15,240,243	327,188	15,567,431
56,800	2,079	58,879	Schneider Electric SA	2,688,911	98,420	2,787,331
42,700	1,584	44,284	Societe Television Francaise 1	1,141,390	42,341	1,183,731
	1,915	1,915	TotalFinaElf SA		273,637	273,637
259,400		259,400	Vivendi Universal SA	4,191,375		4,191,375

				47,908,649	1,400,404	49,309,053

			Germany - 3.54%
39,900		39,900	Aixtron AG	190,185		190,185
13,100		13,100	Allianz AG	1,239,208		1,239,208
43,100	4,870	47,970	Bayerische Motoren Werke AG	1,310,008	148,022	1,458,030
	3,420	3,420	Celanese AG *		75,404	75,404
57,500		57,500	DaimlerChrysler AG *	1,759,764		1,759,764
247,900		247,900	Deutsche Telekom AG	3,180,502		3,180,502
30,600		30,600	EPCOS AG *	313,559		313,559
97,900		97,900	Infineon Technologies AG *	719,496		719,496
800		800	Infineon Technologies AG ADR *	5,752		5,752
	2,840	2,840	Linde AG		104,360	104,360
53,300		53,300	Metro AG	1,287,072		1,287,072
15,600		15,600	Muenchener Rueckversicherungs AG *	1,865,504		1,865,504
7,400		7,400	SAP AG	580,364		580,364
	900	900	Schering AG		39,214	39,214

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
97,000		97,000	Siemens AG	$4,124,532		$4,124,532
85,000		85,000	ThyssenKrupp AG	958,454		958,454
28,000		28,000	TUI AG	468,885		468,885

				18,003,285	$367,000	18,370,285

			Greece - 0.09%
	3,210	3,210	Coca-Cola Hellenic Bottling Co SA		44,621	44,621
40,000		40,000	Hellenic Telecommunications Org SA	440,958		440,958

				440,958	44,621	485,579

			Hong Kong - 2.71%
367,000		367,000	Cheung Kong Holdings Ltd	2,388,312		2,388,312
375,500	56,000	431,500	China Mobile Ltd *	893,188	133,205	1,026,393
	1,970	1,970	China Mobile Ltd ADR *		23,798	23,798
	11,000	11,000	Citic Pacific Ltd		20,312	20,312
	18,000	18,000	CNOOC Ltd		23,428	23,428
	297,440	297,440	Denway Motors Ltd		100,119	100,119
920,000		920,000	Hang Lung Properties Ltd	890,684		890,684
205,800		205,800	Hang Seng Bank Ltd	2,190,344		2,190,344
	6,000	6,000	Hong Kong Electric Holdings Ltd		22,697	22,697
576,000		576,000	Hong Kong Land Holdings Ltd	794,880		794,880
330,200		330,200	Hutchison Whampoa Ltd	2,066,264		2,066,264
1,231,000		1,231,000	Johnson Electric Holdings	1,349,625		1,349,625
1,498,000		1,498,000	Li & Fung Ltd	1,421,453		1,421,453
	48,000	48,000	SmarTone Telecommunications Holding Ltd		53,549	53,549
126,000		126,000	Sun Hung Kai Properties Ltd	746,451		746,451
226,200		226,200	Swire Pacific Ltd ‘A’	864,366		864,366
	209,000	209,000	TCL International Holdings Ltd		63,650	63,650

				13,605,567	440,758	14,046,325

			Hungary - 0.01%
	2,570	2,570	OTP Bank RT GDR	-	50,500	50,500

			India - 0.01%
	6,042	6,042	ICICI Bank Ltd ADR	-	39,273	39,273

			Indonesia - 0.00%
	54,500	54,500	P.T. Telekomunikasi Indonesia	-	23,444	23,444

			Ireland - 0.78%
69,896		69,896	Allied Irish Banks PLC	943,716		943,716
	15,860	15,860	Bank of Ireland		163,017	163,017
179,878		179,878	CRH PLC	2,219,033		2,219,033
62,700	5,400	68,100	Irish Life & Permanent PLC	678,036	58,395	736,431

				3,840,785	221,412	4,062,197

			Italy - 1.41%
44,900		44,900	Assicurazioni Generali SPA *	923,954		923,954
400,400		400,400	ENI SPA *	6,368,756		6,368,756

				7,292,710	-	7,292,710

			Israel - 0.03%
	21,400	21,400	Bank Leumi Le-Israel BM *		22,343	22,343
	3,630	3,630	Check Point Software Technologies Ltd *		47,081	47,081
	1,980	1,980	Taro Pharmaceuticals Industries Ltd *		74,448	74,448

				-	143,872	143,872

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Japan - 16.21%
36,200		36,200	Acom Co Ltd	$1,189,084		$1,189,084
62,900		62,900	Advantest Corp	2,818,395		2,818,395
176,000		176,000	Aeon Co Ltd	4,165,417		4,165,417
28,365		28,365	Aiful Corp	1,065,509		1,065,509
	35,000	35,000	Brother Industries Ltd		$221,974	221,974
53,000	5,000	58,000	Canon Inc	1,995,368	188,242	2,183,610
	8,000	8,000	Credit Saison Co Ltd		136,444	136,444
15,400		15,400	Chubu Electric Power Co Inc	274,977		274,977
131,300		131,300	Chugai Pharmaceutical Co Ltd	1,249,634		1,249,634
306,000		306,000	Daiwa Securities Group Inc	1,358,225		1,358,225
	2,800	2,800	Fanuc Ltd		123,810	123,810
	3,300	3,300	Fast Retailing Co Ltd		116,180	116,180
21,600		21,600	Hirose Electric Co Ltd	1,648,244		1,648,244
233,000		233,000	Hitachi Ltd	892,908		892,908
	5,600	5,600	Honda Motor Co Ltd		207,058	207,058
32,300		32,300	Hoya Corp	2,260,701		2,260,701
302,000		302,000	Japan Airlines System Corps *	643,527		643,527
379		379	Japan Telecom Holdings Co Ltd	1,174,699		1,174,699
6,500		6,500	Keyence Corp	1,130,506		1,130,506
247,000		247,000	Mitsubishi Estate Co Ltd	1,880,637		1,880,637
877,000		877,000	Mitsubishi Heavy Industries Ltd	2,142,087		2,142,087
474,000		474,000	Mitsubishi Motors Corp *	1,018,024		1,018,024
313,000		313,000	Mitsui Fudosan Co Ltd	2,029,900		2,029,900
225,000		225,000	Mitsui Sumitomo Insurance Co Ltd	1,034,701		1,034,701
30,800		30,800	Murata Manufacturing Co Ltd	1,206,266		1,206,266
	5,100	5,100	Namco Ltd		85,394	85,394
471,000		471,000	NEC Corp	1,761,341		1,761,341
468,000		468,000	Nikko Cordial Corp	1,576,687		1,576,687
19,000		19,000	Nikon Corp *	142,744		142,744
11,700		11,700	Nintendo Co Ltd	1,092,841		1,092,841
	9,000	9,000	Nippon Electric Glass Co Ltd		90,584	90,584
225		225	Nippon Telegraph & Telephone Corp	816,769		816,769
658,000	31,800	689,800	Nissan Motor Co Ltd	5,131,879	248,015	5,379,894
33,900		33,900	Nitto Denko Corp	965,064		965,064
188,000		188,000	Nomura Holdings Inc	2,112,288		2,112,288
1,492		1,492	NTT DoCoMo Inc	2,752,026		2,752,026
44,400		44,400	ORIX Corp	2,860,777		2,860,777
32,400		32,400	Rohm Co Ltd	4,123,339		4,123,339
97,300		97,300	Sankyo Co Ltd	1,220,245		1,220,245
263,000		263,000	Sekisui House Ltd	1,860,692		1,860,692
3,600		3,600	Shimamura Co Ltd	229,226		229,226
176,000		176,000	Shionogi & Co Ltd	2,487,392		2,487,392
	18,000	18,000	Shiseido Co Ltd		233,926	233,926
	18,000	18,000	Sompo Japan Insurance Inc		105,062	105,062
108,800		108,800	Sony Corp	4,545,170		4,545,170
	12,000	12,000	Stanley Electric Co Ltd		133,917	133,917
98,000		98,000	Sumitomo Forestry Co Ltd	541,464		541,464
113,000		113,000	Sumitomo Realty & Development Co Ltd	459,690		459,690
282,000		282,000	Suzuki Motor Corp	3,063,927		3,063,927
46,500		46,500	TDK Corp	1,872,063		1,872,063
68,600		68,600	The Kansai Electric Power Co Inc	1,035,962		1,035,962
200		200	THK Co Ltd	2,202		2,202
108,800		108,800	Tokyo Electron Ltd	4,920,879		4,920,879
	104,000	104,000	Tokyo Gas Co Ltd		325,849	325,849
355,000		355,000	Tokyu Corp	1,249,810		1,249,810
747,000		747,000	Toray Industries Inc	1,585,480		1,585,480
	5,000	5,000	Uni-Charm Corp		198,349	198,349
124,000		124,000	Ushio Inc	1,357,702		1,357,702
56,000		56,000	Yamato Transport Co Ltd	731,070		731,070

				81,677,538	2,414,804	84,092,342

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Luxembourg - 0.16%
126,000		126,000	SES GLOBAL FDR	$846,639	$-	$846,639

			Malaysia - 0.03%
	11,000	11,000	Malayan Banking Bhd		21,421	21,421
	8,000	8,000	Resorts World Bhd		19,684	19,684
	45,000	45,000	Sime Darby Bhd		58,737	58,737
	22,000	22,000	Tenaga Nasional Bhd		55,000	55,000

				-	154,842	154,842

			Mexico - 1.39%
132,700	6,550	139,250	America Movil SA de CV ‘L’ ADR	1,905,572	94,058	1,999,630
	4,000	4,000	Coca-Cola Femsa SA ADR		71,600	71,600
	610	610	Fomento Economica SA de CV ADR		22,216	22,216
	22,280	22,280	Grupo Financiero Banorte SA de CV ‘O’		54,681	54,681
	31,200	31,200	Grupo Financiero BBVA Bancomer ‘B’ *		23,753	23,753
	47,900	47,900	Grupo Modelo SA de CV ‘C’		117,514	117,514
	800	800	Grupo Televisa SA ADR *		22,344	22,344
	9,800	9,800	Kimberly-Clark de Mexico SA de CV ‘A’		22,637	22,637
146,600	5,270	151,870	Telefonos de Mexico SA de CV ‘L’ ADR	4,688,268	168,535	4,856,803
	18,890	18,890	Wal-Mart de Mexico SA de CV ‘V’		43,271	43,271

				6,593,840	640,609	7,234,449

			Netherlands - 9.82%
322,830		322,830	ABN Amro Holding NV	5,280,673		5,280,673
640,843		640,843	Aegon NV	8,248,786		8,248,786
	4,580	4,580	AKZO Nobel NV		145,362	145,362
21,200		21,200	ASML Holding NV *	177,173		177,173
105,000		105,000	ASML Holding NV ‘NY’ *	877,800		877,800
	1,874	1,874	Fugro NV		84,859	84,859
55,700		55,700	Hagemeyer NV	403,508		403,508
190,500		190,500	Heineken NV	7,440,222		7,440,222
162,900		162,900	ING Groep NV	2,760,403		2,760,403
	5,250	5,250	Jomed NV *		46,556	46,556
88,800	6,520	95,320	Koninklijke Philips Electronics NV	1,556,960	114,317	1,671,277
13,500		13,500	Koninklijke Philips Electronics NV ‘NY’	238,680		238,680
37,700		37,700	Numico NV	474,975		474,975
274,500		274,500	Royal Dutch Petroleum Co	12,089,887		12,089,887
16,700		16,700	Royal Dutch Petroleum Co ‘NY’	735,134		735,134
701,200	32,720	733,920	Royal KPN NV *	4,564,377	212,987	4,777,364
190,100		190,100	STMicroelectronics NV *	3,728,266		3,728,266
6,700		6,700	STMicroelectronics NV ‘NY’	130,717		130,717
	4,530	4,530	Unilever NV CVA		278,467	278,467
48,348	4,959	53,307	VNU NV	1,261,400	129,380	1,390,780

				49,968,961	1,011,928	50,980,889

			New Zealand - 0.40%
	63,148	63,148	Telecom Corp of New Zealand Ltd (NZSE)		149,953	149,953
814,400		814,400	Telecom Corp of New Zealand Ltd (OTC) *	1,930,128		1,930,128

				1,930,128	149,953	2,080,081

			Norway - 0.85%
24,400		24,400	Norsk Hydro ASA	1,093,689		1,093,689
387,200		387,200	Statoil ASA	3,269,893		3,269,893
	7,810	7,810	Tandberg ASA *		45,098	45,098

				4,363,582	45,098	4,408,680

			Philippines - 0.01%
	2,340	2,340	Philippine Long Distance Telephone *	-	11,835	11,835

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Russia - 0.31%
	800	800	Golden Telecom Inc *		$10,120	$10,120
	2,150	2,150	JSC MMC Norilsk Nickel ADR		43,473	43,473
19,900	1,710	21,610	LUKOIL ADR	$1,209,920	103,968	1,313,888
	600	600	LUKOIL ADR ~ # *		36,864	36,864
	300	300	Mobile TeleSystems ADR		11,142	11,142
	4,000	4,000	Surgutneftegaz SP ADR		62,800	62,800
	820	820	YUKOS ADR		115,562	115,562

				1,209,920	383,929	1,593,849

			Singapore - 1.71%
73,000		73,000	DBS Group Holdings Ltd	462,931		462,931
528,000		528,000	DBS Group Holdings Ltd ADR ~	3,348,471		3,348,471
	164	164	Haw Par Corp Ltd		308	308
180,000		180,000	Singapore Airlines Ltd	1,058,457		1,058,457
5,390,600		5,390,600	Singapore Telecommunications Ltd	3,853,536		3,853,536
	24,000	24,000	United Overseas Bank Ltd		163,265	163,265

				8,723,395	163,573	8,886,968

			South Africa - 0.08%
	9,740	9,740	ABSA Group Ltd		35,912	35,912
	18,040	18,040	African Bank Investments Ltd		11,893	11,893
	1,925	1,925	Anglo American Platinum Corp Ltd		70,976	70,976
	1,700	1,700	Barloworld Ltd		12,060	12,060
	42,300	42,300	FirstRand Ltd		36,326	36,326
	5,500	5,500	Gold Fields Ltd		76,944	76,944
	1,150	1,150	Impala Platinum Holdings Ltd		73,129	73,129
	9,200	9,200	MTN Group Ltd *		13,150	13,150
	2,350	2,350	Sappi Ltd ADR		31,067	31,067
	5,400	5,400	Sasol Ltd		66,157	66,157

				-	427,614	427,614

			South Korea - 2.14%
	50	50	Hana Bank *		687	687
	1,150	1,150	Hyundai Mobis *		21,137	21,137
	1,840	1,840	Hyundai Motor Co Ltd *		43,050	43,050
	1,500	1,500	Kia Motors Corp *		11,129	11,129
	2,496	2,496	Kookmin Bank *		88,388	88,388
	2,920	2,920	Korea Electric Power Corp *		44,931	44,931
	1,650	1,650	Korea Tobacco & Ginseng Corp *		22,815	22,815
	11,330	11,330	Korea Tobacco & Ginseng Corp GDR ~		75,344	75,344
	2,100	2,100	KT Corp ADR		45,255	45,255
	1,700	1,700	KT Freetel Co Ltd *		40,420	40,420
	300	300	LG Chemical Ltd *		10,269	10,269
	920	920	LG Electronics Inc *		32,036	32,036
	3,230	3,230	POSCO ADR		79,878	79,878
76,330		76,330	Samsung Electronics Co GDR	10,018,312		10,018,312
	1,510	1,510	Samsung Electronics Co Ltd		399,764	399,764
	400	400	Samsung Fire & Marine Insurance Co Ltd		21,854	21,854
	550	550	Samsung SDI Co Ltd		31,765	31,765
	100	100	Shinsegae Co Ltd *		12,605	12,605
	410	410	SK Telecom Co Ltd *		79,162	79,162

				10,018,312	1,060,489	11,078,801

			Spain - 2.08%
48,000		48,000	Altadis SA	1,095,592		1,095,592
464,200		464,200	Banco Bilbao Vizcaya Argentaria SA	4,444,756		4,444,756
	8,680	8,680	Iberdrola SA		121,660	121,660
165,400		165,400	Inditex SA	3,908,939		3,908,939
112,443	23,198	135,641	Telefonica SA *	1,007,000	207,753	1,214,753

				10,456,287	329,413	10,785,700

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Sweden - 1.13%
	9,070	9,070	Alfa Laval AB *		$73,186	$73,186
225,100		225,100	Assa Abloy AB ‘B’	$2,581,809		2,581,809
	9,190	9,190	Capio AB *		73,095	73,095
200,300		200,300	ForeningsSparbanken AB	2,378,174		2,378,174
	6,080	6,080	Hennes & Mauritz AB ‘B’		117,744	117,744
49,500		49,500	Svenska Handelsbanken ‘A’	661,894		661,894

				5,621,877	264,025	5,885,902

			Switzerland - 8.81%
284,961		284,961	Compagnie Financiere Richemont AG ‘A’	5,322,132		5,322,132
	4,060	4,060	Converium Holding AG *		196,916	196,916
149,687		149,687	Credit Suisse Group *	3,250,767		3,250,767
	130	130	Givaudan SA		58,347	58,347
22,133		22,133	Holcim Ltd	764,257		764,257
15,932		15,932	Holcim Ltd ‘B’	2,894,840		2,894,840
	640	640	Lonza Group AG		38,917	38,917
29,465		29,465	Nestle SA *	6,249,634		6,249,634
202,550	12,940	215,490	Novartis AG *	7,397,313	472,581	7,869,894
29,200		29,200	Roche Holding AG *	2,036,644		2,036,644
116,510		116,510	Swiss Reinsurance Co *	7,649,817		7,649,817
19,506		19,506	Swisscom AG	5,655,243		5,655,243
	4,480	4,480	Syngenta AG		259,609	259,609
1,612	150	1,762	Synthes-Stratec Inc	989,558	92,080	1,081,638
44,330	4,572	48,902	UBS AG (SMI) *	2,156,491	222,411	2,378,902

				44,366,696	1,340,861	45,707,557

			Taiwan - 0.49%
	63,000	63,000	Chinatrust Financial Holding Co Ltd *		51,455	51,455
	37,000	37,000	Formosa Plastics Corp		48,693	48,693
	30,000	30,000	Fubon Financial Holdings Co Ltd		23,896	23,896
54,648		54,648	Hon Hai Precision Industry Co Ltd GDR ~	377,208		377,208
	23,000	23,000	President Chain Store Corp		34,848	34,848
274,646	12,510	287,156	Taiwan Semiconductor Co Ltd ADR *	1,936,254	88,196	2,024,450

				2,313,462	247,088	2,560,550

			Thailand - 0.03%
	16,800	16,800	Bangkok Bank PCL *		23,371	23,371
	7,500	7,500	BEC World PLC +		35,474	35,474
	8,100	8,100	PTT Exploration & Production PCL +		26,668	26,668
	24,900	24,900	PTT PCL +		24,392	24,392
	900	900	Siam Cement PCL		26,084	26,084

				-	135,989	135,989

			United Kingdom - 18.16%
	15,700	15,700	Anglo American PLC		233,398	233,398
433,400		433,400	ARM Holdings PLC *	335,244		335,244
700		700	AstraZeneca PLC ADR	24,563		24,563
36,500	3,880	40,380	AstraZeneca PLC (FTSE)	1,305,799	138,808	1,444,607
408,900		408,900	AstraZeneca PLC (OMX)	14,423,281		14,423,281
	14,600	14,600	Aviva PLC		104,229	104,229
1,371,205		1,371,205	BAE Systems PLC	2,740,024		2,740,024
300,000		300,000	Barclays PLC	1,861,282		1,861,282
675,100		675,100	BG Group PLC	2,915,635		2,915,635
828,730	31,660	860,390	BHP Billiton PLC	4,430,516	169,259	4,599,775
122,100		122,100	BOC Group PLC	1,747,266		1,747,266
	13,880	13,880	BP PLC ADR		564,222	564,222
273,500		273,500	Brambles Industries PLC	669,933		669,933
	10,580	10,580	British Sky Broadcasting PLC *		108,947	108,947
	37,160	37,160	BT Group PLC		116,773	116,773

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
427,100		427,100	Centrica PLC	$1,176,945		$1,176,945
200,000		200,000	Compass Group PLC	1,063,590		1,063,590
	29,423	29,423	Diageo PLC		$320,052	320,052
48,000		48,000	GlaxoSmithKline PLC	922,036		922,036
244,400		244,400	HBOS PLC	2,579,722		2,579,722
	15,870	15,870	Intertek Testing Services PLC *		103,065	103,065
	20,078	20,078	Johnston Press PLC		118,745	118,745
	19,020	19,020	Lloyds TSB Group PLC		136,702	136,702
	8,460	8,460	Lonmin PLC		118,064	118,064
172,762	9,020	181,782	Marks & Spencer Group PLC	876,978	45,788	922,766
1,181,000		1,181,000	mmO2 PLC *	842,158		842,158
401,900	15,490	417,390	National Grid Transco PLC	2,956,576	113,952	3,070,528
	7,010	7,010	NEXT PLC		83,200	83,200
	44,890	44,890	Old Mutual PLC (FTSE)		63,659	63,659
380,100		380,100	Pearson PLC	3,518,992		3,518,992
416,800		416,800	Prudential PLC	2,948,645		2,948,645
	6,545	6,545	Reckitt Benckiser PLC		127,095	127,095
	30,180	30,180	Reed Elsevier PLC		258,739	258,739
647,400		647,400	Reuters Group PLC	1,851,831		1,851,831
	8,470	8,470	Rio Tinto PLC		169,253	169,253
318,900	21,085	339,985	Royal Bank of Scotland Group PLC	7,646,941	505,600	8,152,541
117,000		117,000	Shire Pharmaceuticals Group PLC *	749,468		749,468
404,420		404,420	Smiths Group PLC	4,532,732		4,532,732
273,200	10,952	284,152	Standard Chartered PLC	3,108,248	124,603	3,232,851
2,600		2,600	Tate & Lyle PLC	13,198		13,198
439,400		439,400	Unilever PLC	4,184,830		4,184,830
11,363,203		11,363,203	Vodafone Group PLC	20,738,115		20,738,115
11,000	6,398	17,398	Vodafone Group PLC ADR	199,320	115,932	315,252
	3,020	3,020	Xstrata PLC *		31,585	31,585

				90,363,868	3,871,670	94,235,538

			United States - 1.68%
	1,020	1,020	3M Co		125,766	125,766
	2,020	2,020	Abbott Laboratories		80,800	80,800
	1,340	1,340	Affiliated Computer Services Inc ‘A’ *		70,551	70,551
	3,480	3,480	American Express Co		123,018	123,018
	2,910	2,910	Amgen Inc *		140,669	140,669
	6,010	6,010	Analog Devices Inc *		143,459	143,459
	12,660	12,660	AOL Time Warner Inc *		165,846	165,846
	890	890	Apollo Group Inc ‘A’ *		39,160	39,160
	1,670	1,670	Archer-Daniels-Midland Co		20,708	20,708
	1,860	1,860	Automatic Data Processing Inc		73,005	73,005
	1,980	1,980	Avon Products Inc		106,663	106,663
	1,880	1,880	Baker Hughes Inc		60,517	60,517
	3,770	3,770	Baxter International Inc		105,560	105,560
	310	310	BJ Services Co *		10,016	10,016
	2,300	2,300	Brinker International Inc *		74,175	74,175
	2,770	2,770	Cadence Design Systems Inc *		32,658	32,658
	870	870	Cardinal Health Inc		51,495	51,495
	5,710	5,710	Cendant Corp *		59,841	59,841
	20,660	20,660	Cisco Systems Inc *		270,646	270,646
	6,500	6,500	Citigroup Inc		228,735	228,735
	3,970	3,970	Clear Channel Communications Inc *		148,041	148,041
	4,360	4,360	Comcast Corp ‘A’ *		102,765	102,765
	4,050	4,050	Concord EFS Inc *		63,747	63,747
	2,160	2,160	CVS Corp		53,935	53,935
	1,770	1,770	Danaher Corp		116,289	116,289
	4,520	4,520	Dell Computer Corp *		120,865	120,865
	4,390	4,390	EchoStar Communications Corp ‘A’ *		97,721	97,721
	2,460	2,460	Eli Lilly & Co		156,210	156,210
	2,320	2,320	Express Scripts Inc ‘A’ *		111,453	111,453
	1,990	1,990	Family Dollar Stores Inc		62,108	62,108
	740	740	Fannie Mae		47,604	47,604

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
	3,010	3,010	First Data Corp		$106,584	$106,584
	1,040	1,040	Forest Laboratories Inc *		102,149	102,149
	4,140	4,140	Fox Entertainment Group Inc ‘A’ *		107,350	107,350
	3,320	3,320	Freddie Mac		196,046	196,046
	1,570	1,570	Gannett Co Inc		112,726	112,726
	8,620	8,620	General Electric Co		209,897	209,897
	2,070	2,070	Goldman Sachs Group Inc		140,967	140,967
	1,960	1,960	Harley-Davidson Inc		90,552	90,552
	2,100	2,100	Health Management Associates Inc ‘A’		37,590	37,590
	6,520	6,520	Home Depot Inc		156,219	156,219
	1,880	1,880	International Business Machines Corp		145,700	145,700
	1,880	1,880	International Paper Co		65,744	65,744
	3,780	3,780	Johnson & Johnson		203,024	203,024
	2,900	2,900	Kellogg Co		99,383	99,383
	1,020	1,020	Kimberly-Clark Corp		48,419	48,419
	1,830	1,830	Kohl's Corp *		102,389	102,389
	1,460	1,460	Lamar Advertising Co *		49,129	49,129
	3,450	3,450	Limited Brands Inc		48,058	48,058
	1,500	1,500	Linear Technology Corp		38,580	38,580
	1,710	1,710	Manpower Inc		54,549	54,549
	1,650	1,650	Maxim Integrated Products Inc		54,516	54,516
	960	960	MedImmune Inc *		26,083	26,083
	2,190	2,190	Medtronic Inc		99,864	99,864
	5,090	5,090	Mellon Financial Corp		132,900	132,900
	3,110	3,110	Merrill Lynch & Co Inc		118,025	118,025
	3,670	3,670	MetLife Inc		99,237	99,237
	6,160	6,160	Microsoft Corp *		318,472	318,472
	1,430	1,430	Morgan Stanley		57,086	57,086
	550	550	Network Associates Inc *		8,850	8,850
	1,470	1,470	Newell Rubbermaid Inc		44,585	44,585
	1,080	1,080	Nike Inc 'B'		48,028	48,028
	950	950	Northrop Grumman Corp		92,150	92,150
	1,110	1,110	Novellus Systems Inc *		31,169	31,169
	17,060	17,060	Oracle Corp *		184,248	184,248
	4,270	4,270	PeopleSoft Inc *		78,141	78,141
	3,670	3,670	PepsiCo Inc		154,947	154,947
	14,610	14,610	Pfizer Inc		446,628	446,628
	1,170	1,170	Philip Morris Cos Inc		47,420	47,420
	1,160	1,160	Praxair Inc		67,013	67,013
	1,550	1,550	Starwood Hotels & Resorts Worldwide Inc		36,797	36,797
	4,290	4,290	SunGard Data Systems Inc *		101,072	101,072
	5,110	5,110	Target Corp		153,300	153,300
	4,770	4,770	Texas Instruments Inc		71,598	71,598
	4,210	4,210	The BISYS Group Inc *		66,939	66,939
	310	310	The E.W. Scripps Co ‘A’		23,855	23,855
	2,570	2,570	The Gap Inc		39,886	39,886
	4,300	4,300	The Gillette Co		130,548	130,548
	950	950	The Hartford Financial Services Group Inc		43,158	43,158
	1,180	1,180	The New York Times Co ‘A’		53,961	53,961
	7,391	7,391	Travelers Property Casualty Corp ‘A’ *		108,278	108,278
	217	217	Travelers Property Casualty Corp ‘B’ *		3,179	3,179
	860	860	United Parcel Service Inc ‘B’		54,249	54,249
	510	510	UnitedHealth Group Inc		42,585	42,585
	8,710	8,710	Veritas Software Corp *		136,050	136,050
	5,640	5,640	Viacom Inc ‘B’ *		229,886	229,886
	2,300	2,300	Wal-Mart Stores Inc		116,173	116,173

				$-	8,699,957	8,699,957

			Total Common Stocks	444,790,991	25,915,680	470,706,671

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

Principal Amount			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			SHORT-TERM INVESTMENTS - 8.80%
			Commercial Paper - 0.23%
	$1,176,000	$1,176,000	Federal Home Loan Bank 0.750% due 01/02/03	$-	$1,175,976	$1,175,976

			Repurchase Agreements - 8.57%
$44,270,982		44,270,982	State Street Bank and Trust Co 0.750% due 01/02/03 (Dated 12/31/02, repurchase price of $44,272,826; collateralized by U.S. Treasury Notes—market value $45,161,119 and due 07/31/04)	44,270,982		44,270,982
	206,000	206,000	State Street Bank and Trust Co 0.750% due 01/02/03 (Dated 12/31/02, repurchase price of $206,209; collateralized by U.S. Treasury Bonds—market value $211,853 and due 11/15/21)		206,000	206,000

			Total Short-Term Investments	44,270,982	1,381,976	45,652,958

			TOTAL INVESTMENTS - 99.87%	490,656,973	27,560,923	518,217,896

			OTHER ASSETS & LIABILITIES, NET - 0.15%	1,036,304	(274,850)	761,454

			NET ASSETS BEFORE ADJUSTMENT - 100.02%	$491,693,277	$27,286,073	518,979,350

			ADJUSTMENT - (0.02%) (a)			(85,482)

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$518,893,868

			TOTAL INVESTMENTS - COST	$614,100,275	$29,036,218	$643,136,493

Notes to Pro Forma Schedule of Investments

(a)	Adjustments reflect reduction in advisory fee from 1.10% for the Global Growth Portfolio to 1.05% for the International Large-Cap Portfolio and half of the estimated reorganization expenses to be absorbed by both portfolios (See Notes 9 and 10 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements	See explanation of symbols on A-13

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

December 31, 2002 (Unaudited)

(b)	At December 31, 2002, the portfolio's investments were diversified as a percentage of net assets as follows:

	International Large-Cap	Global Growth	Pro Forma Combined
Financial Services	19.76%	18.26%	19.68%
Utilities	14.37%	9.03%	14.08%
Technology	10.27%	9.37%	10.23%
Health Care	9.94%	12.97%	10.10%
Consumer Discretionary	9.62%	16.17%	9.97%
Materials & Processing	6.12%	8.27%	6.23%
Consumer Staples	5.52%	5.46%	5.52%
Integrated Oils	4.59%	5.40%	4.63%
Autos & Transportation	4.05%	3.78%	4.03%
Diversified	3.08%	3.41%	3.10%
Producer Durables	2.17%	2.47%	2.19%
Energy	1.30%	1.35%	1.30%

Total Equity Securities:	90.79%	95.94%	91.06%

(c)	Forward foreign currency contracts outstanding at December 31, 2002, were as follows:

International Large-Cap	Global Growth	Pro Forma Combined				International Large-Cap	Global Growth	Pro Forma Combined

Principal Amount Covered by Contracts (In Foreign Currency)			Contracts to Buy or to Sell	Currency	Expiration	Unrealized Appreciation (Depreciation)
3,837,635		3,837,635	Sell	CAD	02/03	($16,597)		($16,597)
2,912,216		2,912,216	Buy	EUR	01/03	225,563		225,563
8,574,635		8,574,635	Buy	EUR	02/03	404,155		404,155
13,824,290		13,824,290	Buy	EUR	03/03	932,529		932,529
2,175,802		2,175,802	Sell	EUR	03/03	(137,059)		(137,059)
1,726,222		1,726,222	Buy	EUR	04/03	122,280		122,280
1,954,209		1,954,209	Buy	EUR	06/03	84,863		84,863
352,028,670		352,028,670	Sell	JPY	01/03	(136,244)		(136,244)
750,171,030		750,171,030	Sell	JPY	02/03	(170,386)		(170,386)
254,373,000		254,373,000	Buy	JPY	03/03	68,266		68,266
1,343,357,866		1,343,357,866	Sell	JPY	03/03	(218,420)		(218,420)
207,215,640		207,215,640	Sell	JPY	04/03	(70,168)		(70,168)
240,660,840		240,660,840	Sell	JPY	06/03	(84,481)		(84,481)
24,593,100		24,593,100	Sell	MXN	03/03	65,339		65,339

						$1,069,640	$-	$1,069,640

(d)	Principal amount denoted in the indicated currency:

CAD—Canadian Dollar	JPY—Japanese Yen
EUR—Eurodollar	MXN—Mexican New Peso

(e)	Explanation of Symbols for Pro Forma Schedules of Investments:

~	Securities purchased in a private placement transaction; resale to the public may require registration.
#	Securities purchased on a when-issued or delayed delivery basis.
+	Securities were valued under procedures established by the Board of Trustees.
*	Non-income producing securities.

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

Pro Forma Statement of Assets and Liabilities

June 30, 2003 (Unaudited)

(In thousands, except per share amounts)

	International Large-Cap	Global Growth	Adjustments		Pro Forma Combined
ASSETS
Investments, at value	$724,590	$33,116	$-		$757,706
Repurchase agreements, at value	71,532	-	-		71,532
Foreign currency held, at value	231	54	-		285
Receivables:
Dividends and interest	602	57	-		659
Fund shares sold	439	134	-		573
Securities sold	949	444	-		1,393
Other	128	-	-		128
Forward foreign currency contracts appreciation	1,767	-	-		1,767

Total Assets	800,238	33,805	-		834,043

LIABILITIES
Payable upon return of securities loaned	116,977	1,144	-		118,121
Payables:
Fund shares redeemed	9	1	-		10
Securities purchased	23,036	427	-		23,463
Due to custodian	-	30	-		30
Accrued advisory fees	568	29	(7	) (1)	590
Accrued custodian and portfolio accounting fees	107	24	-		131
Accrued deferred trustee compensation	7	-	-		7
Accrued other	36	9	100	(1)	145
Forward foreign currency contracts depreciation	60	-	-		60
Other liabilities	84	1	-		85

Total Liabilities	140,884	1,665	93		142,642

NET ASSETS	$659,354	$32,140	$(93)		$691,401

NET ASSETS CONSIST OF:
Paid-in capital	$840,720	$38,380	$-		$879,100
Accumulated undistributed net investment income	12,361	103	(93	) (1)	12,371
Accumulated undistributed net realized loss	(131,004)	(9,076)	-		(140,080)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(62,723)	2,733	-		(59,990)

NET ASSETS	$659,354	$32,140	$(93)		$691,401

Shares of beneficial interest outstanding of $.001 par value	119,049	4,243	1,560	(2)	124,852

Net Asset Value Per Share	$5.54	$7.57	$-		$5.54

Investments and repurchase agreements, at cost	$862,078	$30,375	$-		$892,453
Foreign currency held, at cost	231	55	-		286

(1)	Adjustments reflect reduction in advisory fee from 1.10% for the Global Growth Portfolio to 1.05% for the International Large-Cap Portfolio and half of the estimated reorganization expenses to be absorbed by both portfolios (See Notes 9 and 10 to Pro Forma Financial Statements).
(2)	Adjustment reflects new shares issued, net of retired shares of the Global Growth Portfolio (See Note 8 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

Pro Forma Statement of Operations

For the Period Ended June 30, 2003 (Unaudited)

(In thousands)

	International Large-Cap	Global Growth	Adjustments		Pro Forma Combined
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,385	$353	$-		$7,738
Interest	260	10	-		270
Securities lending	272	5	-		277
Other	2	-	-		2

Total Investment Income	7,919	368	-		8,287

EXPENSES
Advisory fees	2,806	157	(7	) (1)	2,956
Custodian fees and expenses	135	70	-		205
Portfolio accounting fees	58	11	-		69
Printing expenses	25	1	-		26
Postage and mailing expenses	8	-	-		8
Distribution expenses	7	4	-		11
Legal fees	9	1	-		10
Trustees’ fees and expenses	6	-	-		6
Interest expenses	1	2	-		3
Reorganization expenses	-	-	100	(1)	100
Other	16	1	-		17

Total Expenses	3,071	247	93		3,411
Recaptured Distribution Expenses	(7)	(4)	-		(11)
Adviser Expense Reimbursement	-	(24)	-		(24)

Net Expenses	3,064	219	93		3,376

NET INVESTMENT INCOME	4,855	149	(93)		4,911

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(20,185)	(1,329)	-		(21,514)
Foreign currency transactions	1,572	(35)	-		1,537

Net Realized Loss	(18,613)	(1,364)	-		(19,977)

Change in net unrealized appreciation (depreciation) on:
Investment security transactions	57,488	4,214	-		61,702
Foreign currency transactions	559	(7)	-		552

Change in Net Unrealized Appreciation	58,047	4,207	-		62,254

NET GAIN	39,434	2,843	-		42,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,289	$2,992	($93)		$47,188

Foreign taxes withheld on dividends	$968	$30	$-		$998

(1)	Adjustments reflect reduction in advisory fee from 1.10% for the Global Growth Portfolio to 1.05% for the International Large-Cap Portfolio and half of the estimated reorganization expenses to be absorbed by both portfolios (See Notes 9 and 10 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			PREFERRED STOCKS - 0.28%
			Brazil - 0.25%
	12,600,000	12,600,000	Banco Bradesco SA		$47,480	$47,480
	770,000	770,000	Banco Itau Holding Financeira SA		51,664	51,664
	100,000	100,000	Caemi Mineracao e Metalurgica SA *		17,144	17,144
57,000		57,000	Cia Vale do Rio Doce ‘A’ ADR	$1,581,750		1,581,750

				1,581,750	116,288	1,698,038

			Germany - 0.03%
	1,265	1,265	Fresenius Medical Care AG		44,643	44,643
	455	455	Porsche AG		191,957	191,957

				-	236,600	236,600

			Total Preferred Stocks	1,581,750	352,888	1,934,638

			COMMON STOCKS - 91.66%
			Australia - 2.08%
217,100		217,100	Alumina Ltd	594,175		594,175
194,400	13,871	208,271	Australia & New Zealand Banking Group Ltd	2,432,779	173,586	2,606,365
57,991		57,991	BHP Billiton Ltd	336,926		336,926
180,300		180,300	Brambles Industries Ltd	554,079		554,079
681,316		681,316	Foster's Group Ltd	1,928,816		1,928,816
	47,440	47,440	John Fairfax Holdings Ltd		91,875	91,875
91,203		91,203	National Australia Bank Ltd	2,054,540		2,054,540
189,920		189,920	QBE Insurance Group Ltd	1,190,273		1,190,273
160,607	11,816	172,423	The News Corp Ltd	1,209,602	88,991	1,298,593
217,100		217,100	WMC Resources Ltd *	512,421		512,421
385,200		385,200	Woolworths Ltd	3,243,027		3,243,027

				14,056,638	354,452	14,411,090

			Austria - 0.01%
	900	900	Erste Bank Oesterreichischen Sparkassen AG	-	79,612	79,612

			Belgium - 0.03%
	11,560	11,560	Fortis	-	200,926	200,926

			Bermuda - 0.05%
	1,840	1,840	ACE Ltd		63,094	63,094
	7,360	7,360	Tyco International Ltd		139,693	139,693
	1,570	1,570	XL Capital Ltd ‘A’		130,310	130,310

				-	333,097	333,097

			Brazil - 0.22%
	2,650	2,650	Aracruz Celulose SA ADR		55,809	55,809
	900	900	Brasil Telecom Participacoes SA ADR		33,705	33,705
41,000	1,900	42,900	Cia Vale do Rio Doce ADR	1,216,060	56,354	1,272,414
	800	800	Cia Siderurgica Nacional SA ADR		19,848	19,848
	8,520	8,520	Petroleo Brasileiro SA ADR		168,355	168,355

				1,216,060	334,071	1,550,131

			Canada - 3.32%
231,100		231,100	Abitibi-Consolidated Inc	1,472,302		1,472,302
183,800		183,800	BCE Inc	4,229,075		4,229,075
1,142,800		1,142,800	Bombardier Inc ‘B’	3,868,876		3,868,876
	3,370	3,370	EnCana Corp (NYSE)		129,307	129,307
	4,460	4,460	EnCana Corp (TSX)		170,814	170,814
	3,310	3,310	Manitoba Telecom Services Inc		97,444	97,444

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
	5,620	5,620	Molson Inc ‘A’		$151,918	$151,918
90,700		90,700	Placer Dome Inc	$1,108,638	`	1,108,638
116,500		116,500	Suncor Energy Inc	2,186,910		2,186,910
	3,570	3,570	Talisman Energy Inc		162,645	162,645
142,000		142,000	TELUS Corp	2,351,063		2,351,063
224,300		224,300	The Thomson Corp	7,045,203		7,045,203

				22,262,067	712,128	22,974,195

			China - 0.06%
	46,000	46,000	Beijing Datang Power Generation Co Ltd ‘H’		20,203	20,203
	445,300	445,300	China Oilfield Services Ltd ‘H’		99,928	99,928
	264,000	264,000	China Telecom Corp Ltd ‘H’		60,597	60,597
	205,000	205,000	Huaneng Power International Inc ‘H’		233,960	233,960
	108,000	108,000	PetroChina Co Ltd ‘H’		32,545	32,545

				-	447,233	447,233

			Croatia - 0.00%
	1,700	1,700	Pliva DD GDR	-	23,545	23,545

			Denmark -0.31%
	12,720	12,720	Danske Bank AS		248,038	248,038
53,500		53,500	Novo-Nordisk A/S ‘B’	1,875,348		1,875,348

				1,875,348	248,038	2,123,386

			Egypt - 0.00%
	950	950	MobiNil-Egyptian Mobile Netork	-	8,492	8,492

			Finland - 1.36%
452,300		452,300	Nokia OYJ	7,455,954		7,455,954
133,000		133,000	UPM-Kymmene OYJ	1,943,232		1,943,232

				9,399,186	-	9,399,186

			France - 10.91%
51,100		51,100	Accor SA	1,850,371		1,850,371
23,062	1,080	24,142	Air Liquide	3,422,557	160,279	3,582,836
214,800		214,800	BNP Paribas	10,926,348		10,926,348
196,030		196,030	Bouygues SA	5,417,320		5,417,320
33,700	2,040	35,740	Carrefour SA	1,653,415	100,088	1,753,503
52,739		52,739	Cie Generale D'Optique Essilor Int’l SA	2,126,762		2,126,762
151,100	12,390	163,490	France Telecom SA *	3,710,165	304,229	4,014,394
	6,059	6,059	Generale de Sante *		72,089	72,089
33,900		33,900	Groupe Danone	4,695,850		4,695,850
36,600		36,600	L’Oreal SA	2,583,312		2,583,312
26,300		26,300	Pechiney SA	945,088		945,088
110,700		110,700	Renault SA	5,858,824		5,858,824
337,900	4,070	341,970	Sanofi-Synthelabo SA	19,810,063	238,612	20,048,675
99,200	2,084	101,284	Schneider Electric SA	4,668,604	98,078	4,766,682
	1,845	1,845	Societe Television Francaise 1		56,841	56,841
	2,865	2,865	Total SA		433,419	433,419
345,400		345,400	Vivendi Universal SA *	6,293,309		6,293,309

				73,961,988	1,463,635	75,425,623

			Germany - 5.38%
27,000		27,000	Allianz AG	2,237,827		2,237,827
43,100	7,730	50,830	Bayerische Motoren Werke AG	1,657,299	297,237	1,954,536
	3,590	3,590	Celanese AG		86,664	86,664
95,100		95,100	DaimlerChrysler AG	3,301,528		3,301,528
75,800		75,800	Deutsche Bank AG	4,901,390		4,901,390
390,800		390,800	Deutsche Telekom AG *	5,956,972		5,956,972
30,600		30,600	EPCOS AG *	390,456		390,456
97,900		97,900	Infineon Technologies AG *	941,967		941,967

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
800		800	Infineon Technologies AG ADR *	$7,672		$7,672
	3,410	3,410	Linde AG		$125,831	125,831
53,300		53,300	Metro AG	1,697,818		1,697,818
27,700		27,700	Muenchener Rueckversicherungs AG	2,802,141		2,802,141
31,400	570	31,970	SAP AG	3,681,775	66,835	3,748,610
8,000		8,000	SAP AG ADR	233,760		233,760
	1,060	1,060	Schering AG		51,787	51,787
149,700		149,700	Siemens AG	7,339,531		7,339,531
	600	600	Stada Arzneimittel AG		37,935	37,935
85,000		85,000	ThyssenKrupp AG	975,162		975,162
28,000		28,000	TUI AG	415,217		415,217

				36,540,515	666,289	37,206,804

			Greece - 0.02%
	3,090	3,090	Coca-Cola Hellenic Bottling Co SA		51,648	51,648
	7,120	7,120	Cosmote Mobile Communications SA		75,955	75,955

				-	127,603	127,603

			Hong Kong - 2.07%
355,000		355,000	Cheung Kong Holdings Ltd	2,135,003		2,135,003
375,500	60,000	435,500	China Mobile Ltd	885,982	141,568	1,027,550
	22,000	22,000	Citic Pacific Ltd		40,201	40,201
	49,500	49,500	CNOOC Ltd		72,996	72,996
	144,000	144,000	Denway Motors Ltd		65,091	65,091
920,000		920,000	Hang Lung Properties Ltd	831,714		831,714
224,500		224,500	Hang Seng Bank Ltd	2,375,022		2,375,022
576,000		576,000	Hong Kong Land Holdings Ltd	720,000		720,000
330,200		330,200	Hutchison Whampoa Ltd	2,011,259		2,011,259
1,231,000		1,231,000	Johnson Electric Holdings	1,523,290		1,523,290
1,498,000		1,498,000	Li & Fung Ltd	1,930,524		1,930,524
126,000		126,000	Sun Hung Kai Properties Ltd	636,596		636,596
213,200		213,200	Swire Pacific Ltd ‘A’	932,264		932,264
	7,000	7,000	The Bank of East Asia Ltd		13,823	13,823

				13,981,654	333,679	14,315,333

			Hungary - 0.01%
	800	800	MATAV RT ADR		13,760	13,760
	2,870	2,870	OTP Bank RT GDR		55,334	55,334
	360	360	Richter Gedeon Vegyeszeti RT GDR		25,560	25,560

				-	94,654	94,654

			India - 0.01%
	4,142	4,142	ICICI Bank Ltd ADR *	-	30,112	30,112

			Indonesia - 0.02%
	45,500	45,500	P.T. Astra International Tbk *		19,717	19,717
	43,000	43,000	P.T. Bank Central Asia Tbk		14,985	14,985
	99,500	99,500	P.T. Bank Mandiri Persero Tbk # + *		8,744	8,744
	36,500	36,500	P.T. HM Sampoerna Tbk		18,361	18,361
	117,000	117,000	P.T. Indocement Tunggal Prakarsa Tbk *		17,727	17,727
	123,500	123,500	P.T. Telekomunikasi Indonesia Tbk		69,235	69,235

				-	148,769	148,769

			Ireland - 0.58%
	9,440	9,440	Anglo Irish Bank Corp PLC		82,783	82,783
	15,770	15,770	Bank of Ireland		190,529	190,529
233,878		233,878	CRH PLC	3,669,860		3,669,860
	5,070	5,070	Irish Life & Permanent PLC		54,785	54,785

				3,669,860	328,097	3,997,957

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Israel - 0.01%
	22,400	22,400	Bank Leumi Le-Israel *	$-	$35,892	$35,892

			Italy - 1.36%
44,900		44,900	Assicurazioni Generali SPA	1,041,586		1,041,586
552,400		552,400	Eni SPA	8,363,093		8,363,093

				9,404,679	-	9,404,679

			Japan - 15.71%
47,500		47,500	Advantest Corp	2,109,877		2,109,877
201,000		201,000	Aeon Co Ltd	4,615,096		4,615,096
	2,000	2,000	Aeon Credit Service Co Ltd		63,455	63,455
22,065		22,065	Aiful Corp	943,248		943,248
	1,000	1,000	Alps Electric Co Ltd		12,841	12,841
	45,000	45,000	Brother Industries Ltd		311,848	311,848
89,000		89,000	Canon Inc	4,094,431		4,094,431
131,300	11,290	142,590	Chugai Pharmaceutical Co Ltd	1,495,309	128,576	1,623,885
	8,300	8,300	Credit Saison Co Ltd		136,451	136,451
496,000		496,000	Daiwa Securities Group Inc	2,857,477		2,857,477
23,000		23,000	Fanuc Ltd	1,142,607		1,142,607
	4,600	4,600	Fast Retailing Co Ltd		142,490	142,490
	42,000	42,000	Fujikura Ltd		138,866	138,866
33,000		33,000	Fuji Photo Film Co Ltd	956,082		956,082
36,100		36,100	Hirose Electric Co Ltd	2,993,012		2,993,012
233,000		233,000	Hitachi Ltd	990,206		990,206
	6,800	6,800	Honda Motor Co Ltd		258,328	258,328
57,000		57,000	Hoya Corp	3,935,794		3,935,794
379		379	Japan Telecom Holdings Co Ltd	1,155,005		1,155,005
	54	54	KDDI Corp		209,652	209,652
7,100		7,100	Keyence Corp	1,304,166		1,304,166
204,000		204,000	Mitsubishi Corp	1,418,819		1,418,819
369,000		369,000	Mitsubishi Estate Co Ltd	2,504,776		2,504,776
1,237,000		1,237,000	Mitsubishi Heavy Industries Ltd	3,212,048		3,212,048
474,000		474,000	Mitsubishi Motors Corp *	1,072,506		1,072,506
313,000		313,000	Mitsui Fudosan Co Ltd	2,004,434		2,004,434
297,000		297,000	Mitsui Sumitomo Insurance Co Ltd	1,381,222		1,381,222
48,000		48,000	Murata Manufacturing Co Ltd	1,891,626		1,891,626
668,000		668,000	NEC Corp *	3,346,414		3,346,414
12,400		12,400	Nidec Corp	821,007		821,007
661,000		661,000	Nikko Cordial Corp	2,660,115		2,660,115
	8,000	8,000	Nippon Electric Glass Co Ltd		84,696	84,696
	19,000	19,000	Nippon Oil Corp		82,650	82,650
225		225	Nippon Telegraph & Telephone Corp	884,821		884,821
882,000	19,300	901,300	Nissan Motor Co Ltd	8,454,004	184,991	8,638,995
55,200		55,200	Nitto Denko Corp	1,811,272		1,811,272
188,000		188,000	Nomura Holdings Inc	2,392,185		2,392,185
698		698	NTT DoCoMo Inc	1,515,238		1,515,238
63,600		63,600	ORIX Corp	3,525,958		3,525,958
32,400		32,400	Rohm Co Ltd	3,541,087		3,541,087
147,300		147,300	Sankyo Co Ltd	1,763,615		1,763,615
386,000		386,000	Sekisui House Ltd	2,932,788		2,932,788
25,800		25,800	Shimamura Co Ltd	1,428,187		1,428,187
176,000		176,000	Shionogi & Co Ltd	2,390,849		2,390,849
	9,000	9,000	Shiseido Co Ltd		87,693	87,693
10,600		10,600	SMC Corp	894,765		894,765
92,500		92,500	Sony Corp	2,610,420		2,610,420
	18,000	18,000	Stanley Electric Co Ltd		257,143	257,143
98,000		98,000	Sumitomo Forestry Co Ltd	508,942		508,942
400,000		400,000	Suzuki Motor Corp	5,216,665		5,216,665
46,200		46,200	TDK Corp	2,287,434		2,287,434
99,600		99,600	The Kansai Electric Power Co Inc	1,575,039		1,575,039
143,800		143,800	Tokyo Electron Ltd	6,831,611		6,831,611

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
	110,000	110,000	Tokyo Gas Co Ltd		$316,857	$316,857
355,000		355,000	Tokyu Corp	$1,147,074		1,147,074
747,000		747,000	Toray Industries Inc	1,740,110		1,740,110
57,000		57,000	Tostem Inax Holding Corp	823,328		823,328
	2,500	2,500	Uni-Charm Corp		108,333	108,333
130		130	Yahoo Japan Corp *	2,116,557		2,116,557
74,000		74,000	Yamato Transport Co Ltd	821,124		821,124

				106,118,350	2,524,870	108,643,220

			Luxembourg - 0.18%
188,800		188,800	SES Global FDR	1,226,247		1,226,247
	1,500	1,500	Tenaris SA ADR		38,250	38,250

				1,226,247	38,250	1,264,497

			Malaysia - 0.01%
	10,000	10,000	IOI Corp Bhd		15,000	15,000
	9,000	9,000	Kuala Lumpur Kepong Bhd		14,684	14,684
	8,000	8,000	Resorts World Bhd		20,631	20,631

				-	50,315	50,315

			Mexico - 1.04%
	8,900	8,900	Alfa SA de CV ‘A’		17,842	17,842
132,700	8,990	141,690	America Movil SA de CV ‘L’ ADR	2,488,125	168,562	2,656,687
	4,400	4,400	Apasco SA de CV		34,019	34,019
	12,600	12,600	Corporacion GEO SA de CV ‘B’ *		36,894	36,894
	1,610	1,610	Fomento Economico SA de CV ADR		66,332	66,332
	5,400	5,400	Grupo Elektra SA de CV		16,530	16,530
	17,280	17,280	Grupo Financiero Banorte SA de CV ‘O’		48,779	48,779
	58,600	58,600	Grupo Financiero BBVA Bancomer ‘B’ *		49,513	49,513
	10,600	10,600	Grupo Modelo SA de CV ‘C’		24,140	24,140
	16,600	16,600	Kimberly-Clark de Mexico SA de CV ‘A’		44,476	44,476
126,300	6,800	133,100	Telefonos de Mexico SA de CV ‘L’ ADR	3,968,346	213,656	4,182,002
	5,100	5,100	TV Azteca SA de CV ADR		33,150	33,150

				6,456,471	753,893	7,210,364

			Netherlands - 10.01%
541,390		541,390	ABN Amro Holding NV	10,362,200		10,362,200
683,429		683,429	Aegon NV	6,850,735		6,850,735
21,200		21,200	ASML Holding NV *	201,544		201,544
105,000		105,000	ASML Holding NV ‘NY’ *	1,003,800		1,003,800
	834	834	Fugro NV		34,514	34,514
250,900		250,900	Heineken NV	8,912,235		8,912,235
276,000		276,000	ING Groep NV	4,800,379		4,800,379
998,600	17,600	1,016,200	Koninklijke KPN NV *	7,082,788	124,832	7,207,620
134,200	9,220	143,420	Koninklijke Philips Electronics NV	2,554,703	175,517	2,730,220
13,500		13,500	Koninklijke Philips Electronics NV ‘NY’	257,985		257,985
37,700		37,700	Numico NV	580,729		580,729
47,700		47,700	Reed Elsevier NV	563,140		563,140
375,100		375,100	Royal Dutch Petroleum Co	17,428,935		17,428,935
40,000		40,000	Royal Dutch Petroleum Co ‘NY’	1,864,800		1,864,800
190,400	3,480	193,880	STMicroelectronics NV	3,996,642	72,349	4,068,991
69,348	5,989	75,337	VNU NV	2,138,859	184,715	2,323,574

				68,599,474	591,927	69,191,401

			New Zealand - 0.23%
509,172		509,172	Telecom Corp of New Zealand Ltd (NZSE)	1,567,219	-	1,567,219

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Norway - 1.04%
	2,120	2,120	Gjensidige NOR ASA		$74,164	$74,164
77,200		77,200	Norsk Hydro ASA	$3,797,028		3,797,028
387,200		387,200	Statoil ASA	3,299,200		3,299,200

				7,096,228	74,164	7,170,392

			Philippines - 0.00%
	2,340	2,340	Philippine Long Distance Telephone Co *	-	24,728	24,728

			Poland - 0.01%
	2,000	2,000	Bank Pekao SA GDR	-	51,746	51,746

			Portugal - 0.14%
134,900		134,900	Portugal Telecom SGPS SA	952,155	-	952,155

			Russia - 0.24%
	2,350	2,350	JSC MMC Norilsk Nickel ADR		80,370	80,370
15,700	2,010	17,710	LUKOIL ADR	1,243,112	159,150	1,402,262
	600	600	LUKOIL ADR ~		47,400	47,400
	2,325	2,325	YUKOS ADR		130,200	130,200

				1,243,112	417,120	1,660,232

			Singapore - 1.27%
61,000	17,000	78,000	DBS Group Holdings Ltd	356,887	99,460	456,347
385,000		385,000	DBS Group Holdings Ltd ADR ~	2,251,826		2,251,826
	49,000	49,000	MobileOne Ltd		37,296	37,296
180,000		180,000	Singapore Airlines Ltd	1,063,334		1,063,334
5,390,600	263,000	5,653,600	Singapore Telecommunications Ltd	4,623,576	225,578	4,849,154
	21,000	21,000	United Overseas Bank Ltd		147,913	147,913

				8,295,623	510,247	8,805,870

			South Africa - 0.11%
	10,440	10,440	ABSA Group Ltd		49,078	49,078
	15,100	15,100	African Bank Investments Ltd		12,524	12,524
	2,125	2,125	Anglo American Platinum Corp Ltd		67,232	67,232
	900	900	Anglogold Ltd		28,535	28,535
	13,040	13,040	Gold Fields Ltd		156,253	156,253
	2,950	2,950	Impala Platinum Holdings Ltd		176,013	176,013
	15,200	15,200	MTN Group Ltd *		33,104	33,104
	2,000	2,000	Nedcor Ltd		23,946	23,946
	27,400	27,400	Sanlam Ltd		25,659	25,659
	8,600	8,600	Sasol Ltd		96,124	96,124
	12,000	12,000	Standard Bank Group Ltd		52,655	52,655
	5,900	5,900	Telkom SA Ltd *		30,585	30,585

				-	751,708	751,708

			South Korea - 1.31%
	1,400	1,400	Hana Bank		13,303	13,303
	4,590	4,590	Hyundai Motor Co Ltd		121,427	121,427
	3,600	3,600	Kia Motors Corp		26,522	26,522
	3,120	3,120	Korea Electric Power Corp		49,366	49,366
	4,380	4,380	Korea Exchange Bank *		13,531	13,531
	3,490	3,490	KT&G Corp		57,558	57,558
	10,280	10,280	KT&G Corp GDR ~		84,810	84,810
	1,370	1,370	LG Chemical Ltd		55,052	55,052
	4,130	4,130	POSCO ADR		108,165	108,165
	820	820	Samsung Electro-Mechanics Co Ltd		26,944	26,944
2,800	1,230	4,030	Samsung Electronics Co Ltd	832,147	365,550	1,197,697
47,380		47,380	Samsung Electronics Co Ltd GDR	7,012,240		7,012,240
	960	960	Samsung Fire & Marine Insurance Co Ltd		46,694	46,694

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
	650	650	Samsung SDI Co Ltd		$49,247	$49,247
	300	300	Shinsegae Co Ltd		46,840	46,840
	710	710	SK Telecom Co Ltd		121,256	121,256

				$7,844,387	1,186,265	9,030,652

			Spain - 3.15%
	2,700	2,700	Altadis SA		69,276	69,276
715,200		715,200	Banco Bilbao Vizcaya Argentaria SA	7,522,741		7,522,741
	8,030	8,030	Iberdrola SA		139,202	139,202
264,000		264,000	Inditex SA	6,646,232		6,646,232
117,100		117,100	Repsol YPF SA	1,900,724		1,900,724
454,329	18,304	472,633	Telefonica SA *	5,280,182	212,728	5,492,910

				21,349,879	421,206	21,771,085

			Sweden - 1.24%
	8,910	8,910	Alfa Laval AB		85,378	85,378
284,100		284,100	Assa Abloy AB ‘B’	2,757,907		2,757,907
250,300		250,300	ForeningsSparbanken AB	3,464,414		3,464,414
	3,360	3,360	Hennes & Mauritz AB ‘B’		77,440	77,440
50,000		50,000	Sandvik AB	1,312,081		1,312,081
49,500		49,500	Svenska Handelsbanken ‘A’	812,238		812,238
	5,800	5,800	Swedish Match AB		43,953	43,953

				8,346,640	206,771	8,553,411

			Switzerland - 8.11%
287,601		287,601	Compagnie Financiere Richemont AG ‘A’	4,656,559		4,656,559
	2,070	2,070	Converium Holding AG		95,649	95,649
96,752		96,752	Credit Suisse Group	2,550,058		2,550,058
	138	138	Givaudan SA		58,155	58,155
121,895		121,895	Holcim Ltd	4,510,457		4,510,457
35,226	1,307	36,533	Nestle SA	7,279,068	270,077	7,549,145
311,479	17,540	329,019	Novartis AG	12,343,098	695,064	13,038,162
43,700		43,700	Roche Holding AG	3,432,741		3,432,741
116,510		116,510	Swiss Reinsurance Co	6,464,643		6,464,643
25,206		25,206	Swisscom AG	7,174,560		7,174,560
	3,550	3,550	Syngenta AG		178,209	178,209
1,612	150	1,762	Synthes-Stratec Inc	1,159,601	107,903	1,267,504
85,650	5,349	90,999	UBS AG	4,771,350	297,980	5,069,330

				54,342,135	1,703,037	56,045,172

			Taiwan - 0.53%
	12,000	12,000	ASUSTeK Computer Inc		30,338	30,338
	69,000	69,000	Chinatrust Financial Holding Co Ltd *		55,623	55,623
	30,000	30,000	Fubon Financial Holdings Co Ltd *		24,010	24,010
	14,000	14,000	Hon Hai Precision Industry Co Ltd		50,766	50,766
25,748		25,748	Hon Hai Precision Industry Co Ltd GDR ~	186,730		186,730
	49,000	49,000	Nan Ya Plastic Corp		53,092	53,092
315,646		315,646	Taiwan Semiconductor Manufacturing ADR *	3,181,712		3,181,712
	161,000	161,000	United Microelectronics Corp *		103,736	103,736

				3,368,442	317,565	3,686,007

			Thailand - 0.03%
	17,800	17,800	Bangkok Bank PCL *		28,546	28,546
	7,500	7,500	BEC World PLC +		42,766	42,766
	8,100	8,100	PTT Exploration & Production PCL +		30,984	30,984
	26,900	26,900	PTT PCL +		42,501	42,501
	8,700	8,700	Siam Cement PCL		34,726	34,726
	25,200	25,200	Siam Commercial Bank PCL *		21,554	21,554

				-	201,077	201,077

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			Turkey - 0.01%
	25,934,407	25,934,407	Akbank TAS	$-	$76,789	$76,789

			United Kingdom - 18.01%
	16,900	16,900	Anglo American PLC		258,655	258,655
433,400		433,400	ARM Holdings PLC *	480,459		480,459
36,600	14,370	50,970	AstraZeneca PLC (FTSE)	1,471,567	577,771	2,049,338
549,100		549,100	AstraZeneca PLC (OMX)	22,318,901		22,318,901
	21,420	21,420	Aviva PLC		149,120	149,120
1,444,205		1,444,205	BAE Systems PLC	3,405,152		3,405,152
425,000		425,000	Barclays PLC	3,164,421		3,164,421
1,207,900	34,460	1,242,360	BG Group PLC	5,366,214	153,092	5,519,306
1,101,730	38,070	1,139,800	BHP Billiton PLC	5,815,119	200,940	6,016,059
114,400		114,400	BOC Group PLC	1,471,700		1,471,700
	9,020	9,020	BP PLC ADR		379,020	379,020
	11,640	11,640	British Sky Broadcasting PLC *		129,328	129,328
194,800		194,800	Brambles Industries PLC	528,598		528,598
427,100		427,100	Centrica PLC	1,241,989		1,241,989
200,000		200,000	Compass Group PLC	1,081,280		1,081,280
	18,343	18,343	Diageo PLC		196,366	196,366
48,000		48,000	GlaxoSmithKline PLC	971,316		971,316
264,900		264,900	HBOS PLC	3,438,489		3,438,489
539,800		539,800	HSBC Holdings PLC	6,394,972		6,394,972
	14,970	14,970	Intertek Group PLC		107,623	107,623
	14,678	14,678	Johnston Press PLC		105,191	105,191
	51,375	51,375	Kingfisher PLC		235,678	235,678
	52,630	52,630	Legal & General Group PLC		73,148	73,148
354,762		354,762	Marks & Spencer Group PLC	1,853,417		1,853,417
2,331,000		2,331,000	mmO2 PLC *	2,188,774		2,188,774
525,900		525,900	National Grid Transco PLC	3,576,331		3,576,331
	13,650	13,650	NEXT PLC		231,838	231,838
	34,100	34,100	Old Mutual PLC (FTSE)		49,369	49,369
579,100		579,100	Pearson PLC	5,423,289		5,423,289
248,800		248,800	Prudential PLC	1,510,808		1,510,808
56,800	10,045	66,845	Reckitt Benckiser PLC	1,045,071	184,819	1,229,890
168,700	28,600	197,300	Reed Elsevier PLC	1,407,517	238,619	1,646,136
408,500		408,500	Reuters Group PLC	1,187,901		1,187,901
371,200	19,178	390,378	Royal Bank of Scotland Group PLC	10,441,182	539,442	10,980,624
445,420		445,420	Smiths Group PLC	5,181,050		5,181,050
296,500		296,500	Standard Chartered PLC	3,610,732		3,610,732
439,400		439,400	Unilever PLC	3,507,924		3,507,924
11,305,103	184,650	11,489,753	Vodafone Group PLC	22,165,913	362,043	22,527,956
	3,317	3,317	Vodafone Group PLC ADR		65,179	65,179
	700	700	Willis Group Holdings Ltd		21,525	21,525

				120,250,086	4,258,766	124,508,852

			United States - 1.47%
	810	810	3M Co		104,474	104,474
	4,410	4,410	Abbott Laboratories		192,982	192,982
	1,550	1,550	American Express Co		64,806	64,806
	890	890	AmerisourceBergen Corp		61,722	61,722
	3,940	3,940	Amgen Inc *		261,774	261,774
	4,790	4,790	Analog Devices Inc *		166,788	166,788
	11,310	11,310	AOL Time Warner Inc *		181,978	181,978
	770	770	Apollo Group Inc ‘A’ *		47,555	47,555
	1,720	1,720	Archer-Daniels-Midland Co		22,136	22,136
	2,420	2,420	Avon Products Inc		150,524	150,524
	2,560	2,560	Baker Hughes Inc		85,939	85,939
	1,700	1,700	Baxter International Inc		44,200	44,200
	1,900	1,900	Biogen Inc *		72,200	72,200
	600	600	Boston Scientific Corp *		36,660	36,660
	2,350	2,350	Brinker International Inc *		84,647	84,647

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares				Value

International Large-Cap	Global Growth	Pro Forma Combined	Security	International Large-Cap	Global Growth	Pro Forma Combined
	100	100	Career Education Corp *		$6,830	$6,830
	2,180	2,180	Caremark Rx Inc *		55,982	55,982
	6,270	6,270	Cendant Corp *		114,866	114,866
	16,630	16,630	Cisco Systems Inc *		277,555	277,555
	6,090	6,090	Citigroup Inc		260,652	260,652
	4,270	4,270	Clear Channel Communications Inc *		181,005	181,005
	4,060	4,060	Comcast Corp ‘A’ *		122,531	122,531
	3,730	3,730	CVS Corp		104,552	104,552
	4,890	4,890	Dell Computer Corp *		156,284	156,284
	1,570	1,570	DST Systems Inc *		59,660	59,660
	4,250	4,250	EchoStar Communications Corp ‘A’ *		147,135	147,135
	1,630	1,630	Express Scripts Inc *		111,362	111,362
	2,990	2,990	Fannie Mae		201,646	201,646
	1,160	1,160	FedEx Corp		71,955	71,955
	2,880	2,880	First Data Corp		119,347	119,347
	1,200	1,200	Freddie Mac		60,924	60,924
	1,300	1,300	Genentech Inc *		93,756	93,756
	6,840	6,840	General Electric Co		196,171	196,171
	810	810	Gilead Sciences Inc *		45,020	45,020
	1,400	1,400	Guidant Corp		62,146	62,146
	2,350	2,350	Health Management Associates Inc ‘A’		43,358	43,358
	7,840	7,840	Home Depot Inc		259,661	259,661
	2,610	2,610	InterActiveCorp *		103,278	103,278
	2,770	2,770	International Business Machines Corp		228,525	228,525
	1,600	1,600	International Paper Co		57,168	57,168
	2,030	2,030	Johnson & Johnson		104,951	104,951
	1,150	1,150	Kimberly-Clark Corp		59,961	59,961
	2,820	2,820	Kohl’s Corp *		144,892	144,892
	1,620	1,620	Lamar Advertising Co *		57,040	57,040
	5,570	5,570	Liberty Media Corp ‘A’ *		64,389	64,389
	2,180	2,180	Linear Technology Corp		70,218	70,218
	2,460	2,460	Lockheed Martin Corp		117,022	117,022
	700	700	Lowe’s Cos Inc		30,065	30,065
	2,540	2,540	Manpower Inc		94,209	94,209
	1,870	1,870	Maxim Integrated Products Inc		63,935	63,935
	3,000	3,000	McDonald’s Corp		66,180	66,180
	2,890	2,890	Medtronic Inc		138,633	138,633
	4,610	4,610	Mellon Financial Corp		127,928	127,928
	3,650	3,650	Merrill Lynch & Co Inc		170,382	170,382
	3,030	3,030	MetLife Inc		85,810	85,810
	1,220	1,220	Microchip Technology Inc		30,049	30,049
	17,600	17,600	Microsoft Corp		450,736	450,736
	3,620	3,620	Network Associates Inc *		45,902	45,902
	1,700	1,700	Newell Rubbermaid Inc		47,600	47,600
	1,200	1,200	Northern Trust Corp		50,148	50,148
	490	490	Northrop Grumman Corp		42,282	42,282
	1,050	1,050	Novellus Systems Inc *		38,452	38,452
	13,590	13,590	Oracle Corp *		163,352	163,352
	1,360	1,360	Outback Steakhouse Inc		53,040	53,040
	4,240	4,240	PepsiCo Inc		188,680	188,680
	1,600	1,600	PETsMART Inc *		26,672	26,672
	8,410	8,410	Pfizer Inc		287,202	287,202
	970	970	Praxair Inc		58,297	58,297
	1,300	1,300	Procter & Gamble Co		115,934	115,934
	7,600	7,600	Schering-Plough Corp		141,360	141,360
	2,180	2,180	Schlumberger Ltd		103,703	103,703
	16,100	16,100	Sprint Corp-PCS Group *		92,575	92,575
	500	500	St. Jude Medical Inc *		28,750	28,750
	1,500	1,500	Staples Inc *		27,525	27,525
	1,700	1,700	Starwood Hotels & Resorts Worldwide Inc		48,603	48,603
	4,870	4,870	SunGard Data Systems Inc *		126,182	126,182
	900	900	T. Rowe Price Group Inc		33,975	33,975
	3,280	3,280	Target Corp		124,115	124,115

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
	3,100	3,100	Tenet Healthcare Corp *		$36,115	$36,115
	2,200	2,200	Texas Instruments Inc		38,720	38,720
	4,620	4,620	The BISYS Group Inc *		84,869	84,869
	590	590	The E.W. Scripps Co ‘A’		52,345	52,345
	1,830	1,830	The Gillette Co		58,304	58,304
	2,040	2,040	The Goldman Sachs Group Inc		170,850	170,850
	1,290	1,290	The New York Times Co ‘A’		58,695	58,695
	2,880	2,880	The TJX Cos Inc		54,259	54,259
	2,800	2,800	The Walt Disney Co		55,300	55,300
	1,100	1,100	Thermo Electron Corp *		23,122	23,122
	8,951	8,951	Travelers Property Casualty Corp ‘A’		142,321	142,321
	1,830	1,830	Tribune Co		88,389	88,389
	8,270	8,270	VERITAS Software Corp *		237,101	237,101
	5,430	5,430	Viacom Inc ‘B’ *		237,074	237,074
	2,520	2,520	Wal-Mart Stores Inc		135,248	135,248
	700	700	Westwood One Inc *		23,751	23,751
	2,000	2,000	Williams-Sonoma Inc *		58,400	58,400
	2,900	2,900	Wyeth		132,095	132,095
	1,560	1,560	Yahoo! Inc *		51,106	51,106

				$-	10,178,567	10,178,567

			Total Common Stocks	603,424,443	30,309,335	633,733,778

Principal Amount
			CONVERTIBLE CORPORATE BONDS - 0.38%
			Japan - 0.28%
			SMFG Finance Corp
JPY 249,000,000		JPY 249,000,000	2.250% due 07/11/05 ~	1,936,055	-	1,936,055

			Switzerland - 0.10%
CHF 786,000		CHF 786,000	Credit Suisse Group Finance Guernsey Ltd 6.000% due 12/23/05	670,883	-	670,883

			Total Convertible Corporate Bonds	2,606,938	-	2,606,938

			SHORT-TERM INVESTMENTS - 10.53%
			U.S. Government Agency Issue - 0.19%
	$1,309,000	$1,309,000	Federal Home Loan Bank 0.950% due 07/01/03	-	1,309,000	1,309,000

			Repurchase Agreement - 10.34%
$71,532,000		71,532,000	State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $71,533,192; collateralized by U.S. Treasury Notes—market value $72,968,366 due 02/28/05)	71,532,000	-	71,532,000

			Total Short-Term Investments	71,532,000	1,309,000	72,841,000

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.85%	679,145,131	31,971,223	711,116,354

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Shares			Security	Value
International Large-Cap	Global Growth	Pro Forma Combined		International Large-Cap	Global Growth	Pro Forma Combined
			SECURITIES LENDING COLLATERAL - 17.08%
116,977,349	1,144,433	118,121,782	State Street Navigator Securities Lending Prime Portfolio 1.140% ^^	$116,977,349	$1,144,433	$118,121,782

			Total Securities Lending Collateral	116,977,349	1,144,433	118,121,782

			TOTAL INVESTMENTS - 119.93%	796,122,480	33,115,656	829,238,136

			OTHER ASSETS & LIABILITIES, NET - (19.92%)	(136,768,029)	(975,556)	(137,743,585)

			NET ASSETS BEFORE ADJUSTMENT-100.01%	$659,354,451	$32,140,100	691,494,551

			ADJUSTMENT - (0.01%) (a)			(92,995)

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$691,401,556

			TOTAL INVESTMENTS - COST	$862,078,150	$30,375,228	$892,453,378

Notes to Pro Forma Schedule of Investments

(a)	Adjustments reflect the reduction in advisory fee from 1.10% for the Global Growth Portfolio to 1.05% for the International Large-Cap Portfolio and half of the estimated reorganization expenses to be absorbed by both portfolios (See Notes 9 and 10 to Pro Forma Financial Statements).

(b)	Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

International Large-Cap	Global Growth	Pro Forma Combined	Contracts to Buy or to Sell	Currency	Expiration	International Large-Cap	Global Growth	Pro Forma Combined
Principal Amount Covered by Contracts (In Foreign Currency)						Unrealized Appreciation (Depreciation)
3,856,887		3,856,887	Buy	AUD	09/03	$28,717		$28,717
10,274,289		10,274,289	Buy	CAD	07/03	555,379		555,379
4,167,435		4,167,435	Sell	CHF	07/03	(60,293)		(60,293)
9,672,929		9,672,929	Buy	EUR	09/03	737,656		737,656
2,955,126		2,955,126	Buy	EUR	10/03	264,191		264,191
24,141,019		24,141,019	Sell	HKD	10/03	28,434		28,434
478,569,150		478,569,150	Sell	JPY	07/03	33,820		33,820
300,837,191		300,837,191	Buy	JPY	09/03	30,832		30,832
1,225,974,690		1,225,974,690	Sell	JPY	09/03	87,921		87,921

						$1,706,657	$-	$1,706,657

See Notes to Pro Forma Financial Statements	See explanation of symbols on B-14

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP AND GLOBAL GROWTH PORTFOLIOS

Pro Forma Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Notes to Pro Forma Schedule of Investments (Continued)

(c)	Principal amount denoted in the indicated currency:

	AUD - Australian Dollar	CHF - Swiss Franc	HKD - Hong Kong Dollar
	CAD - Canadian Dollar	EUR - Eurodollar	JPY - Japanese Yen

(d)	At June 30, 2003, the portfolio's equity securities were diversified as a percentage of net assets as follows:

	International Large-Cap	Global Growth	Pro Forma Combined
Financial Services	19.92%	17.37%	19.81%
Utilities	13.83%	11.23%	13.71%
Health Care	10.47%	12.30%	10.55%
Consumer Discretionary	9.81%	17.01%	10.22%
Technology	9.07%	8.42%	9.04%
Integrated Oils	5.62%	7.44%	5.71%
Materials & Processing	5.23%	6.73%	5.30%
Consumer Staples	4.98%	5.38%	5.00%
Autos & Transportation	4.34%	3.85%	4.31%
Diversified	3.91%	2.41%	3.76%
Producer Durables	3.31%	3.00%	3.30%
Energy	1.27%	0.27%	1.22%

Total Equity Securities	91.76%	95.41%	91.93%

(e)	Explanation of Symbols for Pro Forma Schedules of Investments:

~	Securities purchased in a private placement transaction; resale to the public may require registration.
#	Securities purchased on a when-issued or delayed delivery basis.
+	Securities were valued under procedures established by the Board of Trustees.
*	Non-income producing securities.
^^	Rate shown reflects 7 day yield as of June 30, 2003.

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited)

1. BASIS OF COMBINATION

On September 8, 2003, the Board of Trustees of Pacific Select Fund (the “Board”) approved a Plan of Reorganization whereby, subject to approval by the shareholders of the Global Growth Portfolio (the “Acquired Portfolio”), the International Large-Cap Portfolio (the “Surviving Portfolio”) will acquire all the assets of the Acquired Portfolio subject to the liabilities of such Acquired Portfolio, in exchange for a number of shares having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio (the “Reorganization”).

The Reorganization will be accounted for as a tax-free merger of investment companies. The pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred as of December 31, 2002 and June 30, 2003. The unaudited pro forma statements of assets and liabilities and schedules of investments reflect the financial position of the Surviving Portfolio and the Acquired Portfolio (each a “Portfolio” and collectively, the “Portfolios”) as of December 31, 2002 and June 30, 2003. The unaudited pro forma statements of operations reflect the results of operations of the Portfolios for the year ended December 31, 2002 and for the period ended June 30, 2003. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for the Portfolios under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the Surviving Portfolio, and results of operations of the Surviving Portfolio for pre-combination periods will not be restated.

The pro forma statements of assets and liabilities, statements of operations, and schedules of investments should be read in conjunction with the historical financial statements of the Global Growth Portfolio and the International Large-Cap Portfolio of Pacific Select Fund (the “Fund”) incorporated by reference in the Statements of Additional Information.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with U.S. GAAP for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

A. Portfolio Valuation

Net asset value (“NAV”) per share is calculated generally at or about 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market as reported by a pricing source approved by the Board. Securities traded on over-the-counter markets and listed securities for which no sales are reported are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, brokers, or dealers. Fixed income securities are generally valued at prices obtained from pricing services or brokers and dealers. Certain bonds are valued by a benchmarking process approved by the Board. Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. If events occur that materially affect the NAV (including non-U.S. securities) between the close of trading in those securities affected and the close of regular trading on the New York Stock Exchange, the securities may be valued at fair value under procedures approved by the Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximate market value.

B. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

C. Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

D. Expense Allocation

General expenses of the Fund (including trustees’ fees, portfolio accounting, custodial asset-based fees, legal and audit fees, and proxy and shareholder meeting costs) are allocated among the portfolios in proportion to their relative average daily net assets. Expenses that relate exclusively to a particular portfolio (including advisory fees, custodial transaction-based fees, registration fees, brokerage commissions, interest expenses and certain taxes) are borne directly by the particular portfolio.

PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. Forward Foreign Currency Contracts

The Portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from the Portfolios’ investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates and any result of unrealized appreciation or depreciation is recorded in the Portfolios’ financial statements. The Portfolios record realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

F. When-Issued Securities and Delayed-Delivery Transactions

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Portfolio’s pro forma schedule of investments. When delayed-delivery purchases are outstanding, the Portfolios will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its NAV. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

G. Repurchase Agreements

The Portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

H. Investment Risk

Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. INVESTMENT ADVISORY, AGENCY, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, Pacific Life serves as investment adviser to the Fund, and receives from the Fund the following advisory fee rates based on an annual percentage of the average daily net assets of each portfolio and the fees are accrued daily by the Fund:

International Large-Cap	1.05%	Global Growth	1.10%

Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage portfolio managers under Pacific Life’s supervision for these two portfolios. Pacific Life, as investment adviser to the Fund, pays the related management fees as compensation for advisory services provided to the Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that is outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on state and Federal levels, providing legal and accounting services, maintaining the Fund’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on a cost reimbursement basis.

Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Fund, except for the amount of recaptured commissions received from the Fund under the brokerage enhancement 12b-1 plan (Note 5) for promoting and marketing fund shares.

4. TRUSTEE DEFERRED COMPENSATION PLAN

Each independent trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Deferred amounts are treated as though

PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

equivalent dollar amounts had been invested in shares of certain underlying Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the investment adviser to Pacific Funds. The market value appreciation/depreciation of the trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation.

5. EXPENSE REDUCTIONS

Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse the Fund for its operating expenses, including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees in excess of 0.10% of average daily net assets through April 30, 2004. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years), to the extent such expenses fall below the 0.10% expense cap in future years. For each portfolio, Pacific Life’s right to repayment is limited to amounts waived and/or reimbursed that exceed the 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap.

The cumulative reimbursement amounts as of June 30, 2003 that are subject to repayment from the Portfolios were as follows:

	Expiration
Portfolio	2004	2005	2006

International Large-Cap	$-	$-	$-
Global Growth	59,355	28,199	23,661

Pro Forma Combined	$59,355	$28,199	$23,661

The Fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions” or “recaptured distribution expenses”). While a portfolio pays the cost of brokerage transactions when it buys or sells a portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The Fund discloses the amount of recaptured commissions as a distribution expense.

The adviser expense reimbursement, recoupment of adviser’s reimbursement, and recaptured distribution expenses, if any, are presented in the accompanying pro forma statements of operations.

6. SECURITIES LENDING

The Fund may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Fund receives cash, letters of credit, or U.S. Government Securities in an amount equal to 102% of the market value of loaned U.S. securities (105% for foreign securities) at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Income generated from securities lending is presented in the respective pro forma statements of operations. The market values of securities loaned by the Fund and the collateral held for securities on loan as of December 31, 2002 and June 30, 2003, were as follows (amounts in thousands):

Portfolio	Market Value of Securities on loan	Cash Collateral Received for Loans Outstanding	Non-Cash Collateral Received for Loans Outstanding

As of December 31, 2002:
International Large-Cap	$69,553	$73,065	$-
Global Growth	1,303	1,361	-

Pro Forma Combined	$70,856	$74,426	$-

As of June 30, 2003:
International Large-Cap	$111,245	$116,977	$-
Global Growth	1,085	1,144	4

Pro Forma Combined	$112,330	$118,121	$4

7. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement. The interest rate on the borrowing is the bank’s overnight Federal funding rate plus 0.50%. The Fund agrees to pay to the bank a commitment fee equal to 0.10% per annum on the daily-unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are combined and presented in the accompanying pro forma statements of operations.

8. CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of the Surviving Portfolio were issued in connection with the proposed acquisition of the Acquired Portfolio as of December 31, 2002 and June 30, 2003. The number of shares issued was calculated by dividing the net asset value of the Acquired Portfolio by the net asset value per share of the Surviving Portfolio.

9. PRO FORMA OPERATING EXPENSES

The accompanying pro forma financial statements reflect changes in portfolio shares if the Reorganization had taken place on December 30, 2002 and June 30, 2003. The Portfolios each have a different advisory fee at an annual rate of 1.05% for the Surviving Portfolio and 1.10% for the Acquired Portfolio of the Portfolios’ average daily net assets and the pro forma

PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

statements of assets and liabilities and statements of operations reflect the reduction of the advisory fees. Based upon the fact that the advisory fee rate for the Surviving Portfolio is slightly lower than the Acquired Portfolio and most of the Portfolios’ other expenses (including portfolio accounting, legal, audit, printing, postage and mailing, and trustees fees and expenses) are allocated among the portfolios in proportion to their relative average daily net assets, the reduction in total operating expenses before reorganization expenses assuming Surviving Portfolio’s operating structure was in effect for the year ended December 31, 2002 and for the period ended June 30, 2003, was considered immaterial to the Portfolios.

10. REORGANIZATION EXPENSES

Reorganization expenses are estimated at approximately $200,000 and half of these expenses are included in the pro forma statements of operations as an adjustment. These expenses represent the estimated cost of both Portfolios carrying out their obligations under the Reorganization and consist of management’s estimate of legal fees, accounting fees, printing expenses and mailing charges related to the proposed Reorganization. Pacific Life will bear half the expenses of the Reorganization. The Portfolios will bear the other half of the expenses relating to the proposed Reorganization, including but not limited to, the costs of the proxy solicitation and any necessary filings with the Securities and Exchange Commission, which will be allocated ratably on the basis of their relative net asset values immediately before closing of the Acquired Portfolio.

11. FEDERAL INCOME TAX

Each Portfolio declared and paid sufficient dividends on net investment income and capital gains distributions during 2002 to qualify as a regulated investment company and is not required to pay the Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). Each Portfolio intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Portfolios.

Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2002 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of December 31, 2002, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of June 30, 2003, were as follows:

Portfolio	Net Capital Loss Carryover	Expiration	Post-October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

International Large-Cap	($92,539,780)	2008-2010	($15,022,380)	$-	($107,562,160)	$748,531,775	$39,328,612	($108,715,257)	($69,386,645)
Global Growth	(5,961,460)	2009-2010	(418,853)	—	(6,380,313)	30,667,338	3,052,080	(1,748,195)	1,303,885

Pro Forma Combined	($98,501,240)	2008-2010	($15,441,233)	$-	($113,942,473)	$779,199,113	$42,380,692	($110,463,452)	($68,082,760)

After the Reorganization, the net capital loss carryovers and post-October capital and foreign currency losses, if any, of the Acquired Portfolio will be available to the Surviving Portfolio to offset its future capital gains and ordinary income, although the amount of these losses which may offset its future capital gains and ordinary income in any given year may be limited.

VOTE THIS PROXY—YOUR VOTE IS IMPORTANT!

YOU MAY VOTE BY TELEPHONE OR BY MAIL

If you vote by mail, only signed and dated voting instructions received by 11:00 a.m. Eastern time on December 12, 2003, at the address shown on the enclosed envelope will be counted!

To vote by telephone (available 24 hours a day) follow these instructions:

1.	Read your proxy statement and the proposal.

2.	Using a touch tone phone, dial our toll-free automated number at 1-866-241-6192.

3.	You will be asked to enter your 14 digit Control Number as shown in the box on the Proxy Card below.

4.	Follow the recorded directions.

5.	If voting by telephone, you must call by 11:00 a.m. Eastern time on December 12, 2003.

6.	You do not need to mail your Proxy Card if you vote by telephone.

Note: The Pacific Select Fund is currently soliciting proxy votes for the Research and Telecommunications Portfolios. If you have an interest in these portfolios, you will receive a separate proxy package and control number for each proxy.

TO VOTE BY TELEPHONE, FOLLOW INSTRUCTIONS AT THE RIGHT.

(Voting by telephone saves time and money.)

TO VOTE BY MAIL, FOLLOW INSTRUCTIONS ON THE REVERSE SIDE.

Please detach at perforation before mailing.

PROXY CARD	GLOBAL GROWTH PORTFOLIO OF PACIFIC SELECT FUND SPECIAL MEETING OF SHAREHOLDERS—DECEMBER 12, 2003 PROXY SOLICITATION BY THE BOARD OF TRUSTEES	PROXY CARD

The owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) issued or administered by Pacific Life Insurance Company (“Pacific Life”) and funded by separate accounts of Pacific Life and Pacific Life & Annuity Company (“PL&A”) hereby instructs Pacific Life and PL&A, on behalf of the pertinent separate accounts, to vote the shares of the Global Growth Portfolio of the Pacific Select Fund, (the “Fund”) attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 9:00 a.m., Pacific time, on December 12, 2003, at 700 Newport Center Drive, Newport Beach, California, 92660, and at any adjournment thereof, as indicated below with respect to the matters referred to in the proxy statement or the meeting, and in the discretion of Pacific Life and PL&A upon such other matters as may properly come before the meeting or any adjournment thereof. THIS VOTING INSTRUCTION IS SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND. The Board of Trustees recommends a vote FOR the proposal.

VOTE VIA THE TELEPHONE: 1-866-241-6192
CONTROL NUMBER: 999 9999 9999 999
Please sign and date the proxy card. All designated owners of the variable contract(s) shown must sign hereon. If signing as an attorney, executor, trustee, guardian or other representative or as an officer of a corporation or partnership, please add title as such. Receipt of the Notice of Meeting and Proxy Statement is hereby acknowledged.

Signature of Contract Owner

Signature of Contract Owner (other) (if held jointly)

, 2003

Date	PAC_13646a

PLEASE SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

VOTE THIS PROXY—YOUR VOTE IS IMPORTANT!

YOU MAY VOTE BY TELEPHONE OR BY MAIL

If you vote by mail, only signed and dated voting instructions received by 11:00 a.m. Eastern time on December 12, 2003, at the address shown on the enclosed envelope will be counted!

Please detach at perforation before mailing.

SPECIFY YOU DESIRED VOTE BY MARKING IN THE APPROPRIATE SPACE BELOW. THIS PROXY WILL BE VOTED FOR PROPOSAL 1 IF NO MARK IS MADE BELOW.

 TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. EXAMPLE: ■

		FOR	AGAINST	ABSTAIN
1.	To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Global Growth Portfolio by the International Large-Cap Portfolio.	☐	☐	☐

PLEASE SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

PAC_13646c

PART C:    OTHER INFORMATION

Item 15.    Indemnification

Reference is made to Article V of the Registrant’s Amended and Restated Declaration of Trust (the “Declaration of Trust”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

(1)(a)(1)	Agreement and Declaration of Trust[4]

(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—I-Net Tollkeeper[7]

(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Focused 30 and Strategic Value[7]

(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Bond and Income[8]

(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[8]

(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Large-Cap Core[9]

(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Equity Income and Research[9]

(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Small-Cap Equity, International Value and Inflation Managed[12]

(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Real Estate[12]

(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Main Street Core, Short Duration Bond, Small-Cap Value and Comstock[15]

(a)(11)	Form of Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust— Telecommunications, Global Growth and Research[16]

(b)	Instruments Defining Rights of Holders of Securities[1]

(2)	By-Laws[4]

(3)	Not Applicable

(4)	Form of Plan of Reorganization is included herein.

(5)	See Exhibits 1 and 2

(6)(a)	Investment Advisory Agreementwith Addendums—Equity Index, Growth LT, Equity and Bond and Income[1]

(a)(1)	Addendum to Advisory Agreement—Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT[16]

(a)(2)	Addendum to Advisory Agreement—International Large-Cap and Diversified Research[4]

(a)(3)	Addendum to Advisory Agreement—I-Net Tollkeeper[5]

(a)(4)	Addendum to Advisory Agreement—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value[8]

(a)(5)	Addendum to Advisory Agreement—Equity Income and Research[10]

(a)(6)	Amendment to Advisory Agreement—I-Net Tollkeeper[12]

(a)(7)	Amendment to Advisory Agreement—Emerging Markets[16]

(a)(8)	Addendum to Advisory Agreement—Small-Cap Value and Short Duration Bond[15]

(a)(9)	Addendum to Advisory Agreement—Emerging Markets and Aggressive Equity[16]

(a)(10)	Addendum to Advisory Agreement—Focused 30 and Strategic Value[16]

(a)(11)	Amendment to Advisory Agreement—I-Net Tollkeeper[16]

(a)(12)	Form of Addendum to Advisory Agreement—Telecommunications, Global Growth and Research[16]

(6)(b)	Portfolio Management Agreement—Capital Guardian Trust Company[1]

(6)(b)(1)	Portfolio Management Agreement—Capital Guardian Trust Company[4]

(6)(c)	Portfolio Management Agreement—Janus Capital Management LLC[12]

(6)(d)	Portfolio Management Agreement—Van Kampen[16]

(6)(e)	Portfolio Management Agreement—Goldman Sachs Asset Management L.P.[15]

(6)(e)(1)	Form of Fee Schedule to Portfolio Management Agreement—Goldman Sachs Asset Management, L.P. [16]

(6)(f)	Portfolio Management Agreement—Pacific Investment Management Company LLC[16]

(6)(f)(1)	Amendment to Portfolio Management Agreement—Pacific Investment Management Company LLC[8]

(6)(g)	Portfolio Management Agreement—Salomon Brothers Asset Management Inc[16]

(6)(h)	Portfolio Management Agreement—Lazard Asset Management[16]

(6)(h)(1)	Portfolio Management Agreement—Lazard Asset Management[8]

(6)(h)(2)	Form of Fee Schedule to Portfolio Management Agreement—Lazard Asset Management LLC[16]

(6)(h)(3)	Form of Fee Schedule to Portfolio Management Agreement—Lazard Asset Management LLC[16]

(6)(i)	Portfolio Management Agreement—Mercury Advisors[4]

(6)(j)	Portfolio Management Agreement—AIM Capital Management, Inc.[8]

(6)(j)(1)	Fee Schedule to Portfolio Management Agreement—AIM Capital Management, Inc.[15]

(6)(k)	Portfolio Management Agreement—INVESCO Funds Group, Inc.[8]

(6)(k)(1)	Form of Fee Schedule to Portfolio Management Agreement—INVESCO Funds Group, Inc. [16]

(6)(l)	Portfolio Management Agreement—MFS Investment Management[8]

(6)(l)(1)	Form of Fee Schedule to Portfolio Management Agreement—MFS Investment Management[16]

(6)(m)	Portfolio Management Agreement—Putnam Investment Management, LLC[10]

(6)(n)	Portfolio Management Agreement—Oppenheimer Funds, Inc.[15]

(6)(o)	Portfolio Management Agreement—PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P. (“PIMCO—NFJ”)[15]

(7)(a)(1)	Distribution Agreement[4]

(7)(a)(2)	Addendum to Distribution Agreement—I-Net Tollkeeper[5]

(7)(a)(3)	Addendum to Distribution Agreement—Focused 30 and Strategic Value[7]

(7)(a)(4)	Exhibit A to Distribution Agreement—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[8]

(7)(a)(5)	Exhibit A to Distribution Agreement—Equity Income and Research[10]

(7)(a)(6)	Exhibit A to Distribution Agreement[13]

(7)(a)(7)	Exhibit A to Distribution Agreement—Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[15]

(7)(a)(8)	Form of Exhibit A to Distribution Agreement—Telecommunications, Global Growth, and Research[16]

(8)	Amended and Restated Trustees’ Deferred Compensation Plan[13]

(9)(a)(2)	Custody and Investment Accounting Agreement[13]

(9)(a)(3)	Exhibit A to Custody and Investment Accounting Agreement—Equity Income and Research[12]

(9)(a)(4)	Amendment to Custody and Investment Accounting Agreement[16]

(9)(a)(5)	Form of Financial Services Agreement[14]

(9)(a)(6)	Exhibit A to Custody Agreement—Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[15]

(9)(a)(7)	Form of Exhibit A to Custody Agreement—Telecommunications, Global Growth and Research[16]

(10)(a)(1)	Brokerage Enhancement Plan[5]

(10)(a)(2)	Schedule A to Brokerage Enhancement Plan—I-Net Tollkeeper[6]

(10)(a)(3)	Schedule A to Brokerage Enhancement Plan—Focused 30 and Strategic Value[7]

(10)(a)(4)	Schedule A to Brokerage Enhancement Plan—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[8]

(10)(a)(5)	Schedule A to Brokerage Enhancement Plan—Equity Income and Research[10]

(10)(a)(6)	Schedule A to Brokerage Enhancement Plan—Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]

(10)(a)(7)	Schedule A to Brokerage Enhancement Plan—Telecommunications, Global Growth, and Research[16]

(11)	Opinion and Consent of Counsel[1]

(12)	Form of Opinion and Consent of Counsel supporting tax matters and consequences filed herewith

(13)	Not Applicable

(14)	Consent of Independent Auditors filed herewith

(15)	Not Applicable

(16)	Power of Attorney[16]

(17)	Not Applicable

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-000400 filed on March 15, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

Item 17.    Undertakings

——————

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

As required by the securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newport Beach and State of California, on the 10th day of October, 2003.

PACIFIC SELECT FUND

By:	Glenn S. Schafer*
Title:	President

*By:	/s/ DIANE N. LEDGER

Diane N. Ledger, as attorney-in-fact pursuant to power of attorney filed in Post-Effective Amendment No. 45 to registrant’s registration statement.

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	October 10, 2003

Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	October 10, 2003

Glenn S. Schafer*	President (President)	October 10, 2003

Richard L. Nelson*	Trustee	October 10, 2003

Lyman W. Porter*	Trustee	October 10, 2003

Alan Richards*	Trustee	October 10, 2003

Lucie H. Moore*	Trustee	October 10, 2003

*By: /s/ DIANE N. LEDGER Diane N. Ledger, as attorney-in-fact pursuant to power of attorney filed in Post-Effective Amendment No. 45 to registrant’s registration statement.		October 10, 2003